As filed with the Securities and Exchange Commission on or about June 15, 2000
                                          Registration No. 33-17463 and 811-5344
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. __

                         Post-Effective Amendment No. 28              [X]


                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act of 1940

                                Amendment No. 29                      [X]



                               WILLIAM BLAIR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              222 WEST ADAMS STREET
                             CHICAGO, ILLINOIS 60606
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 364-8000

                                    Copy to:

               MARCO HANIG                            CATHY G. O'KELLY
          222 WEST ADAMS STREET                VEDDER, PRICE, KAUFMAN & KAMMHOLZ
         CHICAGO, ILLINOIS 60606                   222 NORTH LASALLE STREET
 (Name and Address of Agent for Service)           CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box)

[X]    immediately upon filing pursuant to paragraph (b); or
[ ]    on (date) pursuant to paragraph (b); or
[ ]    60 days after filing pursuant to paragraph (a)(1); or
[ ]    on (date) pursuant to paragraph (a)(1); or
[ ]    75 days after filing pursuant to paragraph (a)(2); or
[ ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                   June 15, 2000


                               WILLIAM BLAIR FUNDS


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                       CLASS A, B AND C SHARES PROSPECTUS


                                 MILLENNIUM FUND


                                 ---------------

This prospectus contains important information about the Fund, including its investment objectives. For your benefit and protection, please read it before you invest and keep it for future reference.







THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                                TABLE OF CONTENTS

Summary ....................................................................   1
Investment Objectives and Principal Investment Strategies...................   4

Investment Risks ...........................................................   7

Management of the Fund .....................................................  10

Choosing a Share Class .....................................................  11
       Class A Shares ......................................................  13
       Class B Shares ......................................................  15
       Class C Shares ......................................................  16

Your Account ...............................................................  17
       How to Buy Shares ...................................................  17
       How to Sell Shares ..................................................  17
       How to Exchange Shares ..............................................  18
       Dividends and Distributions .........................................  19
       Taxes ...............................................................  19

Determination of Net Asset Value ...........................................  21

Shareholder Services and Account Policies ..................................  22

Investment Glossary ........................................................  24

For More Information .......................................................  27

WILLIAM BLAIR MILLENNIUM FUND                                            SUMMARY
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INVESTMENT OBJECTIVE: The William Blair Millennium Fund aggressively seeks capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests in equity securities of U.S. and foreign companies that are in the opinion of the Adviser best positioned to benefit from the development, advancement, and use of science and technology. High growth trends will drive the investment focus of the Fund.

The Adviser believes that the current business environment is characterized by an explosion of business opportunities facilitated by changes in science and technology at unprecedented rates of speed and magnitude. The Adviser seeks to identify fundamental trends in science and technology and invest in companies best positioned to take advantage of these trends.

The Adviser may invest in companies that participate directly in fundamental trends in science and technology by taking advantage of new ideas, opportunities, or market niches. The Adviser may also invest in companies that are suppliers to or provide infrastructure to these companies, as well as companies that benefit from using new technologies.

The Fund may purchase and sell investments without regard to their holding period. The Adviser may aggressively trade the Fund's portfolio in order to take advantage of short-term appreciation of particular stocks. The Fund normally invests at least 65% of its total assets, in the aggregate, in Companies that participate directly in fundamental trends in science and technology by taking advantage of new ideas, new opportunities, or new market niches, companies that are suppliers to or provide infrastructure to these companies, and companies which benefit from using new technologies. The Fund will make investments in particular companies or industries to take advantage of opportunities the Adviser believes are advantageous or to respond to rapid changes in trends in science and technology or in the securities market.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the stocks it holds might decrease in response to the activities of individual companies or economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund.

The Fund will invest in some new companies and some small companies that have no record of past earnings or current expectation of future earnings. Companies in rapidly changing fields such as those in which the Fund invests face special risks such as competitive pressures, high capital investment costs, and rapid technological obsolescence. By being invested in these companies, the Fund's performance may be substantially different from the returns of the broader stock market. The equity of many of these companies is difficult to value using traditional methods of analysis. The stocks of some companies owned by the Fund appear to be particularly subject to changes in investor sentiment and may decline more than other stocks in the event of a "market correction."

The Fund will invest in many new companies, both through initial public offerings ("IPOs") and private placements. New companies may be undercapitalized and may have inexperienced management. While the Fund is small in size, particularly during its initial start-up phase, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. If the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell; because there is no public market for some of these securities, it may be difficult to determine their value. The Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

The Fund is non-diversified; this means that the Fund may invest its assets so that securities each representing more than 5% of the Fund's total assets may comprise more than 25% of the Fund's total assets.

Because the Fund may invest in a limited number of companies and industries expected to benefit from the development, advancement and use of science and technology, the Fund may be more adversely affected by a market downturn in those particular industries than more broad-based funds.

The Fund will invest in companies located in foreign countries, including emerging market countries. Foreign investments often involve additional risks, such as political instability, foreign currency risk, and less stringent regulation of securities markets. These risks may be magnified in emerging markets. The Fund will invest in small companies, whose stocks are generally less liquid and more volatile.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE. You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Adviser may fail to produce its intended result.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns have been omitted because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES are fees paid directly from your investment.

                                                             CLASS A     CLASS B   CLASS C
                                                             -------     -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as
  % of offering price) ..................................     5.75%       None     None
Maximum Deferred Sales Charge (Load) (as % of
  redemption proceeds) ..................................     None(1)     5.00%    1.00%
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends/Distributions ...............................     None        None     None
Redemption Fee (as % of amount redeemed)
  Shares held less than 180 days ........................     None        None     None
  Shares held 180 days or more ..........................     None        None     None
Exchange Fee ............................................     None        None     None


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets:

                                                          CLASS A        CLASS B   CLASS C
                                                          -------        -------   -------
Management Fee ..........................................   1.10%         1.10%    1.10%
Distribution (Rule 12b-1) and/or Service Fees ...........    .25%         1.00%    1.00%(2)
Other Expenses ..........................................    .50%          .50%     .50%
                                                            -----         -----    -----
  Total Annual Fund Operating Expenses
     (without waiver)(3).................................   1.85%         2.60%    2.60%
  Adviser's Expense Waiver ..............................    .20%          .20%     .20%
     Net Expenses (with waiver) .........................   1.65%         2.40%    2.40%

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(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see "Choosing a Share Class--Special Features" below.

(2) Long-Term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(3) The Adviser has entered into an agreement with the Fund to cap the expenses for the Fund's Class A shares at 1.65% and its Class B and Class C shares at 2.40% at least until April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year.

                                     CLASS A        CLASS B        CLASS C
                                     -------        -------        -------
                  1 Year  .........  $  734          $  743        $  343
                  3 Years .........   1,105           1,090           790

You would pay the following expenses if you did not redeem your shares:

                                      CLASS A       CLASS B        CLASS C
                                      -------       -------        -------
                  1 Year  .........  $  734          $  243        $  243
                  3 Years .........   1,105             790           790

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
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The Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Adviser") provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objectives of the Fund, its principal investment strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary at the end of this prospectus. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Of course, there can be no assurance that a Fund will achieve its objective.

GOAL AND PRINCIPAL STRATEGIES

The William Blair Millennium Fund aggressively seeks capital appreciation. The Fund invests in U.S. and foreign companies that are in the opinion of the Adviser best positioned to benefit from the development, advancement, and use of science or technology. High growth trends will drive the investment focus of the Fund.

The Fund may purchase and sell investments without regard to their holding period. The Adviser may aggressively trade the Fund's portfolio in order to take advantage of short-term appreciation of particular stocks. The Fund will focus its investments in companies expected to benefit from the development, advancement and use of science and technology. The Fund normally invests at least 65% of its total assets, in the aggregate, in companies that participate directly in fundamental trends in science and technology by taking advantage of new ideas, new opportunities, or new market niches, companies that are suppliers to or provide infrastructure to these companies, and companies which benefit from using new technologies. These companies may include, for example, companies that develop, produce, or distribute products or services in the following industries: electronics, including hardware, software, networks and components; telecommunication services and equipment; electronic commerce; information services; contract manufacturing services; media; biotechnology; genomics; healthcare services; drugs and medical products. Because the Fund may invest in a limited number of industries, gains or losses in a particular industry may have a greater impact on the Fund's share price than on the share price of other mutual funds.

INVESTMENT PROCESS

The Adviser believes that the current business environment is characterized by an explosion of business opportunities facilitated by changes in science and technology at unprecedented rates of speed and magnitude. The Adviser seeks to identify fundamental trends in science and technology and invest in companies best positioned to take advantage of these trends.

The Adviser may invest in companies that take advantage of new ideas, opportunities, or market niches. The Adviser may also invest in companies that are suppliers to or provide infrastructure to the science or technology sectors, as well as companies that benefit from using new technologies.

In selecting stocks, the Adviser considers a combination of bottom-up fundamental stock analysis, stock-price momentum, and industry opportunities. The Fund may invest in several companies competing in the same niche, with the expectation that one company will succeed and that the resulting gain in its stock price will more than offset the potential stock price declines of its competitors.

The Fund will invest in companies that may have no record of reported earnings or current expectation of future earnings. Companies in rapidly changing fields such as those in which the Fund invests face special risks such as competitive pressures, high capital investment costs, and rapid technological obsolescence.

The Fund has no constraints on the size of companies in which it will invest. The Adviser currently anticipates that more than 50% of the Fund will be invested in small- and mid-capitalization companies, but this is subject to change without notice. Smaller capitalization stocks are generally less liquid and more volatile.

The Fund will invest in many new companies, through initial public offerings ("IPOs"), private placements, and private investment funds. While the Fund is small in size, particularly during its initial start-up phase, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. If the Fund grows, the effect of IPO investments may not be as significant. Private placements and private investment funds enable the Fund to invest in companies during early phases of development before their securities are publicly traded.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

The Fund is non-diversified; this means that the Fund may invest its assets so that securities each representing more than 5% of the Fund's total assets may comprise more than 25% of the Fund's total assets. Because the Fund may invest in a limited number of companies, gains or losses in particular companies or securities may have a greater impact on the Fund's share price than on the share price of other mutual funds.

The Adviser believes that the developing business environment is a global phenomenon. Thus, the Fund may invest in companies without regard to the country in which they are located, including emerging markets. The Adviser currently anticipates that 25-35% of the Fund will be invested in foreign companies, but this is subject to change without notice.

ADDITIONAL STRATEGIES

To a limited extent, the Fund may invest in depository receipts, illiquid securities, private investment funds that in turn invest in private placements or non-publicly traded securities, investment companies, warrants, when-issued and delayed delivery securities and repurchase agreements, all of which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

PORTFOLIO MANAGEMENT

The Millennium Fund is co-managed by David C. Merjan, Stacey Riddell and Phil Stekl. These individuals have limited portfolio management experience; they will be assisted by an advisory committee composed of Mark A. Fuller III, W. George Greig, and Robert D. Newman, all senior investment professionals of the Adviser.

David C. Merjan has co-managed the Fund since its inception in 2000. He has been with William Blair & Company since 1998, and is a member of the department's Technology Team and an equity analyst for the William Blair International Growth Fund. Previously, he spent five years with a pension subsidiary of Hughes Electronics as fund manager and equity analyst, and six years in the corporate finance department of Hughes Electronics. Prior to that, he spent three years in international banking with Irving Trust and with Security Pacific. Education:
B.A., Dickinson College; M.I.M., American Graduate School of International Management; and CFA.

Stacey Riddell has co-managed the Fund since its inception in 2000. She joined William Blair & Company in 1995 as an equity analyst, and is a member of the department's Technology Team. Previously, she was a senior account manager with MCI Telecommunications Corporation for four years. Prior to that, she spent five years with the First National Bank of Chicago. Education: B.S., Northwestern University; M.B.A.; Northwestern University Kellogg Graduate School of Management; and CFA.

Phil Stekl has co-managed the Fund since its inception in 2000. He joined William Blair & Company in 1996 as an equity analyst, and is a member of the department's Healthcare team covering the pharmaceutical industry. Previously, Phil was an analyst for Phoenix Investments for four years. He also spent eleven years as an internal consultant at the Travelers Corp. in Hartford, Connecticut.
Education: B.A., University of Pennsylvania; M.B.A., University of Connecticut; and CFA.

Mark A. Fuller, III is a principal of William Blair & Company, L.L.C., and co-manages the William Blair Growth Fund and the William Blair Small Cap Growth Fund. He has been with the firm since 1983. He is a portfolio manager for numerous accounts and is a member of the department's Small Cap and Technology teams. He began his career in Institutional Sales. Previously, he was a sales representative with IBM Corporation. Education: B.A., Northwestern University; M.B.A.; Northwestern University Kellogg Graduate School of Management.

W. George Greig is a principal of William Blair & Company. L.L.C. and has been with the firm since 1996. He manages the William Blair International Growth Fund and co-manages the William Blair Emerging Markets Growth Fund. Previously, he headed international equities for PNC Bank from 1995 to 1996; prior to that he was a founding partner of Pilgrim Baxter & Associates, where he was an analyst, portfolio manager and research director for over ten years. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Robert D. Newman is a principal of William Blair & Company, L.L.C. He has been with the firm since 1989. He is the director of investment research for the Investment Management department. Previously, he was with the Quaker Oats Company in business development and strategic planning. Education: B.S., University of Illinois; M.B.A.; Northwestern University Kellogg Graduate School of Management; CPA; and CFA.

                                INVESTMENT RISKS
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General. Because the Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Although the Adviser will attempt to identify advantageous trends in technology and biotechnology and to select companies whose securities will increase in value as a result of these trends, the Adviser may not always be successful in doing so. Therefore, the performance of this Fund may be better or worse than that of other funds that invest primarily in technology-related companies or than direct investments in such companies as an investor might select.

Non-diversification. The Millennium Fund is a non-diversified fund. This means that the Fund may invest its assets so that securities each representing more than 5% of the Fund's total assets may comprise more than 25% of the Fund's total assets. The Fund will, however, remain diversified for purposes of being taxed as a registered investment company; that is, at least 50% of the Fund's total assets will consist of securities none of which represents more than 5% of the Fund's total assets. The decline in the price of a few large holdings will have a greater adverse influence upon the value of shares of the Fund than it would have on the value of shares of a diversified fund.

Concentration. The Millennium Fund normally invests at least 65% of its total assets, in the aggregate, in companies that participate directly in fundamental trends in science and technology by taking advantage of new ideas, new opportunities, or new market niches, companies that are suppliers to or provide infrastructure to these companies, and companies which benefit from using new technologies. These companies include companies that develop, produce, or distribute products or services in the following industries: electronics, including hardware, software, networks and components; telecommunication services and equipment; electronic commerce; information services; contract manufacturing services; media; biotechnology; genomics; healthcare services; drugs and medical products. When the Fund is concentrated in a particular industry or sector, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. The special risks common to these stocks create potential for wide variation in the Fund's performance. Companies in rapidly changing fields of science and technology face unusually high price volatility, in terms of both gains and losses. In addition, science and technology-related companies often progress at an accelerated rate, which may cause these companies to be subject to short product cycles and aggressive pricing, which may increase their volatility. The Fund's performance will largely depend upon the performance of that industry or sector, which may differ from the performance of the overall stock market. Financial, economic, business, political, regulatory, and other factors affecting the industry or sector will have a greater effect upon the share value of the Fund than such factors would have upon the share value of a less concentrated fund.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Millennium Fund may invest in the equity securities of very small companies, often referred to as "micro-cap" companies. The Adviser currently defines "micro-cap" companies as those with market capitalizations of $300 million or less at the time of a Fund's investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies. The Millennium Fund will invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. The Fund may buy securities of new companies through initial public offerings ("IPOs"), private placement, or private limited partnerships or other investment funds. IPOs are subject to high volatility and are of limited availability; the Fund's ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Adviser among its clients. Investments in private placements and private investment funds may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

Foreign Investments. The Millennium Fund seeks to invest in companies located in countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.

The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, and restrictions on the flow of international capital. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

Foreign securities held by the Millennium Fund will generally be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets. Foreign securities risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. In some emerging market countries, it may be difficult to obtain or enforce a judgment against a local entity.

The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries.

Liquidity. The Fund invests in private placements and private investment funds. These securities are registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Operating Expenses. The Millennium Fund may incur operating expenses that are higher than those of mutual funds investing exclusively in publicly traded U.S. equity securities, since expenses such as custodial fees related to foreign investments and private placements are usually higher than those associated with investments in publicly traded U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities and private placements are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account --Taxes.")

Temporary Defensive Position. The Millennium Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Adviser, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Adviser will not attempt to time the market. However, the Adviser may temporarily maintain a position in cash or cash equivalents from time to time, resulting from the sale of Fund shares or the sale of portfolio securities. If a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. At such time as the Adviser determines that the Fund's defensive strategy is no longer warranted, the Adviser will adjust the Fund back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

Turnover. The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high brokerage and other transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors which may be greater than those made by other funds.

Valuation. The securities of some companies in which the Fund invests may be subject to high volatility resulting from intense global competition, consumer preferences, product compatibility, product obsolescence, excessive investor optimism or pessimism, or other factors. The equity of many of these companies is difficult to value using traditional methods of analysis. The stocks of some companies owned by the Fund appear to be particularly subject to investor sentiment and may decline more than other stocks in the event of a "market correction." Furthermore, it may be difficult to determine the current price for securities issued in private placements or securities of private investment funds, since no public market exists for these securities.

                             MANAGEMENT OF THE FUND
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TRUSTEES, OFFICERS AND ADVISER. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Adviser, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded 65 years ago by William McCormick Blair. Today, the firm has over 150 principals and 850 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages more than $13 billion in equities, fixed-income securities and cash equivalents.

The Adviser firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 30 portfolio managers, supported by over 40 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average more than ten years with William Blair and more than two decades of experience in the investment industry. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940.

The Fund pays the Adviser a monthly investment management fee based upon the percentage of the Fund's average net assets as shown below:

                                                            FEE AS A % OF
               FUND                                      AVERAGE NET ASSETS
               ----                                      ------------------
               Millennium Fund ......................           1.10%

CUSTODIAN. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                             CHOOSING A SHARE CLASS
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CLASS A SHARES       Offered at net asset value plus a maximum sales charge of
                     5.75% of the offering price, subject to a 0.25% shareholder services fee. Reduced sales charges apply to purchases of $50,000 or more.

CLASS B SHARES       Offered at net asset value without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee, a 0.25% shareholder services fee and a contingent deferred sales charge that declines from 5.00% to zero on certain redemptions made within seven years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) at the end of the seventh year after purchase.

CLASS C SHARES       Offered at net asset value without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee, a 0.25% shareholder services fee, and a 1.00% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

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When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interest in the same portfolio of investments of a Fund. The Fund offers Class N and I shares through a separate prospectus. Class N shares, which are offered without a sales charge, are offered only to investors who acquire the shares directly through the Fund's distributor or through financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares. Class I shares are offered only to institutional investors and certain qualified advisory clients of the Adviser.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within seven years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative and the Statement of Additional Information. Financial services firms may receive different compensation depending upon which class of shares they sell.

RULE 12B-1 PLAN

William Blair Funds has adopted plans under Rule 12b-1 of the Investment Company Act of 1940 that provide for fees payable to compensate the Distributor for distribution and other services provided to shareholders of Class B and Class C shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although the Distributor believes that it is unlikely, in the case of Class B Shares, because of the automatic conversion feature of those shares.

SHAREHOLDER SERVICES AGREEMENT

Each Fund has entered into a Shareholder Services Agreement with the Distributor that provides for fees as an expense of the Class A, Class B and Class C shares that are used by the Distributor to pay for shareholder services provided to shareholders of these classes.

SPECIAL FEATURES

CLASS A SHARES -- COMBINED PURCHASES. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of William Blair Funds.

CLASS A SHARES -- LETTER OF INTENT. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 12-month period under a written Letter of Intent ("Letter") provided by the Distributor. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

CLASS A SHARES -- CUMULATIVE DISCOUNT. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned William Blair Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES -- LARGE ORDER NAV PURCHASE PRIVILEGE. Class A shares of a Fund may be purchased at net asset value by any purchaser provided that the amount invested in such Fund or other William Blair Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchase," "Letter of Intent" and "Discount" features described above (the "Large Order NAV Purchase Privilege").

EXCHANGE PRIVILEGE -- GENERAL. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of a Fund. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged is computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS A SHARES

PUBLIC OFFERING PRICE: Net asset value per share plus the following sales charge:

                                                                      DEALER
                                       SALES CHARGE                 REALLOWANCE
                           ----------------------------------     --------------
                              AS A % OF        AS A % OF NET        AS A % OF
AMOUNT OF PURCHASE         OFFERING PRICE     AMOUNT INVESTED*    OFFERING PRICE
------------------         --------------     ---------------     --------------

$0 - $49,999                   5.75%                6.10%             5.00%
$50,000 - $99,999              4.50%                4.71%             3.75%
$100,000 - $249,999            3.50%                3.63%             2.75%
$250,000 - $499,999            2.50%                2.56%             2.00%
$500,000 - $999,999            2.00%                2.04%             1.75%
$1 million and over**          0.00%                0.00%             1.00%

--------------
*    Rounded to the nearest one hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV PURCHASES: Class A shares of a Fund may be purchased at net asset value by:

- shareholders in connection with the investment or reinvestment of income dividends and capital gain distributions;

- a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan, provided in each case that such plan has not less than 200 eligible employees;

-    any purchaser with investment totals in the Funds of at least $1,000,000;

- in connection with the acquisition of the assets of or merger or consolidation with another investment company; and

- certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by the Distributor.

CONTINGENT DEFERRED SALES CHARGE: A contingent deferred sales charge may be imposed upon redemption of Class A shares purchased under the Large Order NAV Purchase Privilege as follows: 1.00% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of:

- redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's William Blair IRA accounts);

- redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code; Section 72(t)(2)(A)(iv) prior to age 59 1/2;

- redemptions under a Fund's Systematic Withdrawal Plan at the maximum of 10% per year of the net asset value of the account;

- the redemption of shares of a shareholder (including a registered joint owner) who has died;

- redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

- redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan, provided in each case that such plan has not less than 200 eligible employees; and

- the redemption of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the commission applicable to such Large Order NAV Purchase Privilege.

DISTRIBUTION (RULE 12B-1) FEE:  None

SHAREHOLDER SERVICES FEE:  0.25%

EXCHANGE PRIVILEGE

Class A shares of a Fund may be exchanged for the Class A shares of another Fund at their relative net asset values.

Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any William Blair Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

CLASS B SHARES

PUBLIC OFFERING PRICE: Net asset value per share without any sales charge at the time of purchase.

CONTINGENT DEFERRED SALES CHARGE: A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends. The sales charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

YEAR OF REDEMPTION
AFTER PURCHASE:                             FIRST     SECOND     THIRD     FOURTH     FIFTH      SIXTH    SEVENTH
---------------                             -----     ------     -----     ------     -----      -----    -------
Contingent Deferred Sales Charge:           5.00%     4.00%      3.00%     3.00%      2.00%      1.00%    0.00%

The contingent deferred sales charge will be waived in the event of:

- redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's William Blair IRA accounts);

- redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code; Section 72(t)(2)(A)(iv) prior to age 59 1/2;

- redemptions made pursuant to a Fund's Systematic Withdrawal Plan for up to 10% per year of the net asset value per year of the account;

- the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; and

- the redemption of shares of a shareholder (including a registered joint owner) who has died.

DISTRIBUTION (RULE 12B-1) FEE:  0.75%

SHAREHOLDER SERVICES FEE:  0.25%

CONVERSION FEATURE: Class B shares of the Fund will automatically convert to Class A shares of the same Fund at the end of the seventh year after purchase on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's account will be converted to Class A shares on a pro rata basis.

EXCHANGE PRIVILEGE: Class B shares of a Fund may be exchanged for Class B Shares of another Fund at their relative net asset values without a contingent deferred sales charge.

CLASS C SHARES

PUBLIC OFFERING PRICE: Net asset value per share without any sales charge at the time of purchase.


CONTINGENT DEFERRED SALES CHARGE: A contingent deferred sales charge of 1.00% may be imposed upon redemption of Class C shares redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of:

- redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457;

- the redemption of shares of a shareholder (including a registered joint owner) who has died;

- the redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

- redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

- the redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to William Blair Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and

- the redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

DISTRIBUTION (RULE 12B-1) FEE:  0.75%

SHAREHOLDER SERVICES FEE:  0.25%

CONVERSION FEATURE:  None

EXCHANGE PRIVILEGE: Class C shares of a Fund may be exchanged for the Class C shares of another Fund at their relative net asset values without a contingent deferred sales charge.

                                  YOUR ACCOUNT
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HOW TO BUY SHARES

MINIMUM INVESTMENTS. To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $2,000. To add to an account, the minimum subsequent investment is generally $1,000 for all Funds. The Funds may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Adviser.

PURCHASE PRICE. All Funds are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof plus, with regard to the Class A shares of each Fund, an initial sales charge. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

NOTE: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

RIGHT TO REJECT YOUR PURCHASE ORDER. The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash.

CLASS A, B AND C SHARES. You may open a new account and purchase additional shares by contacting the securities dealer or other financial services firm from whom you received the prospectus.


HOW TO SELL SHARES    (By Mail, by Wire or by Telephone)

CLASS A, B AND C SHARES. Contact your securities dealer or other financial services firm to arrange for share redemption.

Any shareholder may require a fund to redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts.


FOR ALL FUNDS, WRITTEN REDEMPTION REQUESTS MUST INCLUDE:

       -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and
       -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

BY WIRE

To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

BY TELEPHONE

TO REDEEM SHARES BY TELEPHONE, YOU MUST HAVE ELECTED THIS OPTION ON YOUR ACCOUNT APPLICATION.

NOTE: Redemption requests should NOT be sent to the Trust or to the Distributor.

SIGNATURE GUARANTEES. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

       --   You wish to redeem shares having a value of $5,000 or more in a single transaction;
       --   Your account registration has changed; or
       --   You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

SIGNATURE GUARANTEES, IF REQUIRED, MUST APPEAR ON THE WRITTEN REDEMPTION REQUEST AND ON ANY ENDORSED STOCK POWER.

REDEMPTION PRICE. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

PAYMENT FOR REDEEMED SHARES. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

DELAYED PROCEEDS. The Trust reserves the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section. In addition, redemption of shares from a Fund within 180 days of purchase may be subject to a 1.00% redemption fee.

REDEMPTIONS IN KIND. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

AUTOMATIC REDEMPTION OF SMALL ACCOUNTS. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, THE MINIMUM IS $5,000 PER ACCOUNT. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES

Subject to the following limitations, you may exchange shares of all Class A, B and C shares into shares of corresponding Class A, B and C shares of another Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Only four (4) exchanges from a Fund are allowed within any 12-month period. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1,000,000 acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy").

CLASS A, B AND C. Contact your securities dealer or other financial services firm to arrange for share exchanges.


BY MAIL

You may request an exchange of your shares by writing to William Blair Funds,
Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.


DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS. The Fund earns dividends from stocks and interest from bond, money market, and other investments, which are passed along to shareholders as income dividends as long as expenses do not exceed income.

CAPITAL GAIN DISTRIBUTIONS. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed along to shareholders as capital gain distributions.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

WHEN DIVIDENDS ARE PAID

For the Millennium Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account -- Taxes").

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

TAXES ON DISTRIBUTIONS. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different rates depending upon the length of time the Fund holds the security. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends and short-term capital gains distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gains. The ordinary income dividends of the Millennium Fund are not eligible for the dividends-received deduction available to corporate shareholders.

TAXES ON TRANSACTIONS. Redemptions of Fund shares and exchanges for shares of other Funds are treated as sales and are subject to capital gains taxation. A capital gain or loss is the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) them. Any loss recognized on the redemption of shares held six months or less will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems shares normally will recognize a capital gain or loss for Federal income tax purposes. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the wash sale rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for Federal income tax purposes.

"BUYING A DIVIDEND." If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

EFFECT OF FOREIGN TAXES. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Millennium Fund will operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                        DETERMINATION OF NET ASSET VALUE
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WHEN AND HOW NET ASSET VALUE  ("NAV") IS DETERMINED

A Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of trading on the New York Stock Exchange, which is generally 3:00 p.m., Chicago time (4:00 p.m. Eastern time), on each day when the Exchange is open.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Chicago time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated.

HOW THE MARKET VALUE OF FUND SECURITIES IS DETERMINED

DOMESTIC EQUITY SECURITIES. The market value of domestic equity securities is determined by valuing securities traded on national securities markets at the last sale price or, in the absence of a recent sale on the date of determination, at the latest bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

FOREIGN EQUITY SECURITIES. The value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

FIXED-INCOME SECURITIES. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

OTHER SECURITIES AND ASSETS. Other securities, and all other assets, including securities for which a market price is not available, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's pricing procedures.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
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The Fund provides a variety of services to help you manage your account.

DIVIDEND OPTIONS. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

       1. AUTOMATIC DIVIDEND REINVESTMENT PLAN. The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Dividend and Distribution Policy.")

       2. CASH-DIVIDEND PLAN. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

       3. AUTOMATIC DEPOSIT OF DIVIDENDS. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

AUTOMATIC INVESTMENT PLAN. On your account application, you may authorize State Street to automatically withdraw an amount of money (MINIMUM $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

SYSTEMATIC WITHDRAWAL PLAN. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the MINIMUM WITHDRAWAL IS $250 PER MONTH. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

RETIREMENT PLANS. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g., traditional IRAs, Roth IRAs and education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $2,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

       --   participation is voluntary;

       -- you may terminate or change a plan at any time without penalty or charge from the Fund;

       -- the Fund will pay any additional expenses that it incurs in connection with such plans;

       -- on your account application, you may select a plan or plans in which to invest;

       -- additional forms and further information may be obtained by writing or calling the Fund;

       -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

       -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

       -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

WRITTEN CONFIRMATIONS. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

USE OF INTERMEDIARIES. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

TRANSFER OF SHARES. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

SUSPENSION OF OFFERING. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

CONSULTATION WITH A PROFESSIONAL TAX ADVISER IS RECOMMENDED, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

SHAREHOLDER RIGHTS. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the Fund will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

                               INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Millennium Fund may invest, investment techniques they may employ, and some of the related risks. For more information, please see the Statement of Additional Information.

BORROWING. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

DEPOSITORY RECEIPTS. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

EQUITY SECURITIES. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

FINANCIAL FUTURES. The Fund may purchase and sell futures on financial instruments or indices as a hedge against possible variation in financial markets. Financial futures contracts are traded on boards of trade and futures exchanges. A financial futures contract is an agreement between two parties to buy and sell a specified amount of a particular type of financial instrument or index for a particular price on a future date. To the extent that the Fund engages in futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Adviser's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Adviser may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the Investment Company Act of 1940 (the "1940 Act") and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will maintain a segregated account consisting of either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

FORWARD FOREIGN CURRENCY TRANSACTIONS. The Millennium Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount that is set by the parties at the time of entering into the contract. The Adviser will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

INVESTMENT COMPANIES. Subject to the provisions of the 1940 Act, the Fund may invest in the shares of investment companies. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

PORTFOLIO TURNOVER RATE. The Fund may trade portfolio securities for the purpose of realizing short-term profits. There is no limitation on the length of time securities must be held by the Fund prior to being sold. Fund turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, may be in excess of 300%. Such a high portfolio turnover rate involves correspondingly higher transaction costs, which are borne directly by the Fund.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which a fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Adviser, subject to the supervision of the Board of Trustees, must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Adviser's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

FOR MORE INFORMATION

More information about the Fund is available without charge, upon request, including the following:

SEMI-ANNUAL/ANNUAL REPORTS

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Adviser believes significantly affected the Fund's performance in its last fiscal year. Shareholder reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

BY MAIL
Write to:
         WILLIAM BLAIR FUNDS
         222 West Adams Street
         Chicago, IL 60606

         or

         STATE STREET BANK AND TRUST COMPANY
         (the Fund's Transfer Agent)
         P.O. Box 8506
         Boston, MA 02266-8506

ON THE INTERNET

Text-only versions of fund documents can be viewed online or downloaded from the SEC at http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

WILLIAM BLAIR FUNDS                                                June 15, 2000
Investment Company Act File No.: 811-5344

                                                                   June 15, 2000
                               WILLIAM BLAIR FUNDS

                                ----------------



                         CLASS N AND I SHARES PROSPECTUS

                                 MILLENNIUM FUND

                                ----------------



This prospectus contains important information about the Fund, including its investment objectives. For your benefit and protection, please read it before you invest and keep it for future reference.













THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                                TABLE OF CONTENTS

Summary...........................................................................................................1
Investment Objectives and Principal Investment Strategies.........................................................3

Investment Risks..................................................................................................6

Management of the Fund............................................................................................9

Your Account.....................................................................................................10
         How to Buy Shares.......................................................................................10
         How to Sell Shares......................................................................................12
         How to Exchange Shares..................................................................................13
         Dividends and Distributions.............................................................................14
         Taxes    ...............................................................................................14

Determination of Net Asset Value.................................................................................16

Shareholder Services and Account Policies........................................................................17

Investment Glossary..............................................................................................19

For More Information.............................................................................................22

WILLIAM BLAIR MILLENNIUM FUND                                            SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair Millennium Fund aggressively seeks capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests in equity securities of U.S. and foreign companies that are in the opinion of the Adviser best positioned to benefit from the development, advancement, and use of science and technology. High growth trends will drive the investment focus of the Fund.

The Adviser believes that the current business environment is characterized by an explosion of business opportunities facilitated by changes in science and technology at unprecedented rates of speed and magnitude. The Adviser seeks to identify fundamental trends in science and technology and invest in companies best positioned to take advantage of these trends.

The Adviser may invest in companies that participate directly in fundamental trends in science and technology by taking advantage of new ideas, opportunities, or market niches. The Adviser may also invest in companies that are suppliers to or provide infrastructure to these companies, as well as companies that benefit from using new technologies.

The Fund may purchase and sell investments without regard to their holding period. The Adviser may aggressively trade the Fund's portfolio in order to take advantage of short-term appreciation of particular stocks. The Fund normally invests at least 65% of its total assets, in the aggregate, in companies that participate directly in fundamental trends in science and technology by taking advantage of new ideas, new opportunities, or new market niches, companies that are suppliers to or provide infrastructure to these companies, and companies which benefit from using new technologies. The Fund will make investments in particular companies or industries to take advantage of opportunities the Adviser believes are advantageous or to respond to rapid changes in trends in science and technology or in the securities market.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the stocks it holds might decrease in response to the activities of individual companies or economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund.

The Fund will invest in some new companies and some small companies that have no record of past earnings or current expectation of future earnings. Companies in rapidly changing fields such as those in which the Fund invests face special risks such as competitive pressures, high capital investment costs, and rapid technological obsolescence. By being invested in these companies, the Fund's performance may be substantially different from the returns of the broader stock market. The equity of many of these companies is difficult to value using traditional methods of analysis. The stocks of some companies owned by the Fund appear to be particularly subject to changes in investor sentiment and may decline more than other stocks in the event of a "market correction."

The Fund will invest in many new companies, both through initial public offerings ("IPOs") and private placements. New companies may be undercapitalized and may have inexperienced management. While the Fund is small in size, particularly during its initial start-up phase, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. If the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell; because there is no public market for some of these securities, it may be difficult to determine their value. The Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

The Fund is non-diversified; this means that the Fund may invest its assets so that securities each representing more than 5% of the Fund's total assets may comprise more than 25% of the Fund's total assets.

Because the Fund may invest in a limited number of companies and industries expected to benefit from the development, advancement and use of science and technology, the Fund may be more adversely affected by a market downturn in those particular industries than more broad-based funds.

The Fund will invest in companies located in foreign countries, including emerging market countries. Foreign investments often involve additional risks, such as political instability, foreign currency risk, and less stringent regulation of securities markets. These risks may be magnified in emerging markets. The Fund will invest in small companies, whose stocks are generally less liquid and more volatile.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE. You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Adviser may fail to produce its intended result.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns have been omitted because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N or Class I shares of the Fund. Class N and Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N or Class I shares of another Fund. However, the Fund may charge a redemption fee of 1.00% of the value of the shares sold within 180 days of their purchase, in order to compensate the Fund for expenses directly related to the redemption of Fund shares. This redemption fee will be retained by the Fund. The Fund discourages short-term investments in the Fund because they have a negative impact on remaining shareholders.
SHAREHOLDER FEES are fees paid directly from your investment.

                                                                               Class N     Class I
                                                                               -------     -------
Redemption fee on shares held less than 180 days.........................         1.00%       1.00%
Redemption fee on shares held 180 days or more...........................         None        None

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.


Management Fee...........................................................         1.10%       1.10%
Distribution (Rule 12b-1) Fee............................................          .25%       None
Other Expenses...........................................................          .50%        .50%
                                                                               --------    --------
 Total Annual Fund Operating Expenses (without waiver)(1)................         1.85%       1.60%
 Adviser's Expense Waiver................................................          .20%        .20%
                                                                               --------    --------
    Net Expenses (with waiver)...........................................         1.65%       1.40%

--------------
(1) The Adviser has entered an agreement with the Fund to cap the Fund's Class N expense ratio at 1.65% and Class I expense ratio at 1.40% until at least April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter.

EXAMPLE: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year.


                                    Class N               Class I
                                    -------               -------

          1 Year................     $168                   $143
          3 Years...............      562                    485

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Adviser") provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objectives of the Fund, its principal investment strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary at the end of this prospectus. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Of course, there can be no assurance that a Fund will achieve its objective.

GOAL AND PRINCIPAL STRATEGIES

The William Blair Millennium Fund aggressively seeks capital appreciation. The Fund invests in U.S. and foreign companies that are in the opinion of the Adviser best positioned to benefit from the development, advancement, and use of science or technology. High growth trends will drive the investment focus of the Fund.

The Fund may purchase and sell investments without regard to their holding period. The Adviser may aggressively trade the Fund's portfolio in order to take advantage of short-term appreciation of particular stocks. The Fund will focus its investments in companies expected to benefit from the development, advancement and use of science and technology. The Fund normally invests at least 65% of its total assets, in the aggregate, in companies that participate directly in fundamental trends in science and technology by taking advantage of new ideas, new opportunities, or new market niches, companies that are suppliers to or provide infrastructure to these companies, and companies which benefit from using new technologies. These companies may include, for example, companies that develop, produce, or distribute products or services in the following industries: electronics, including hardware, software, networks and components; telecommunication services and equipment; electronic commerce; information services; contract manufacturing services; media; biotechnology; genomics; healthcare services; drugs and medical products. Because the Fund may invest in a limited number of industries, gains or losses in a particular industry may have a greater impact on the Fund's share price than on the share price of other mutual funds.

INVESTMENT PROCESS

The Adviser believes that the current business environment is characterized by an explosion of business opportunities facilitated by changes in science and technology at unprecedented rates of speed and magnitude. The Adviser seeks to identify fundamental trends in science and technology and invest in companies best positioned to take advantage of these trends.

The Adviser may invest in companies that take advantage of new ideas, opportunities, or market niches. The Adviser may also invest in companies that are suppliers to or provide infrastructure to the science or technology sectors, as well as companies that benefit from using new technologies.

In selecting stocks, the Adviser considers a combination of bottom-up fundamental stock analysis, stock-price momentum, and industry opportunities. The Fund may invest in several companies competing in the same niche, with the expectation that one company will succeed and that the resulting gain in its stock price will more than offset the potential stock price declines of its competitors.

The Fund will invest in companies that may have no record of reported earnings or current expectation of future earnings. Companies in rapidly changing fields such as those in which the Fund invests face special risks such as competitive pressures, high capital investment costs, and rapid technological obsolescence.

The Fund has no constraints on the size of companies in which it will invest. The Adviser currently anticipates that more than 50% of the Fund will be invested in small- and mid-capitalization companies, but this is subject to change without notice. Smaller capitalization stocks are generally less liquid and more volatile.

The Fund will invest in many new companies, through initial public offerings ("IPOs"), private placements, and private investment funds. While the Fund is small in size, particularly during its initial start-up phase, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. If the Fund grows, the effect of IPO investments may not be as significant. Private placements and private investment funds enable the Fund to invest in companies during early phases of development before their securities are publicly traded.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

The Fund is non-diversified; this means that the Fund may invest its assets so that securities each representing more than 5% of the Fund's total assets may comprise more than 25% of the Fund's total assets. Because the Fund may invest in a limited number of companies, gains or losses in particular companies or securities may have a greater impact on the Fund's share price than on the share price of other mutual funds.

The Adviser believes that the developing business environment is a global phenomenon. Thus, the Fund may invest in companies without regard to the country in which they are located, including emerging markets. The Adviser currently anticipates that 25-35% of the Fund will be invested in foreign companies, but this is subject to change without notice.

ADDITIONAL STRATEGIES

To a limited extent, the Fund may invest in depository receipts, illiquid securities, private investment funds that in turn invest in private placements or non-publicly traded securities, investment companies, warrants, when-issued and delayed delivery securities and repurchase agreements, all of which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

PORTFOLIO MANAGEMENT

The Millennium Fund is co-managed by David C. Merjan, Stacey Riddell and Phil Stekl. These individuals have limited portfolio management experience; they will be assisted by an advisory committee composed of Mark A. Fuller III, W. George Greig, and Robert D. Newman, all senior investment professionals of the Adviser.

David C. Merjan has co-managed the Fund since its inception in 2000. He has been with William Blair & Company since 1998, and is a member of the department's Technology Team and an equity analyst for the William Blair International Growth Fund. Previously, he spent five years with a pension subsidiary of Hughes Electronics as fund manager and equity analyst, and six years in the corporate finance department of Hughes Electronics. Prior to that, he spent three years in international banking with Irving Trust and with Security Pacific. Education:
B.A., Dickinson College; M.I.M., American Graduate School of International Management; and CFA.

Stacey Riddell has co-managed the Fund since its inception in 2000. She joined William Blair & Company in 1995 as an equity analyst, and is a member of the department's Technology Team. Previously, she was a senior account manager with MCI Telecommunications Corporation for four years. Prior to that, she spent five years with the First National Bank of Chicago. Education: B.S., Northwestern University; M.B.A.; Northwestern University Kellogg Graduate School of Management; and CFA.

Phil Stekl has co-managed the Fund since its inception in 2000. He joined William Blair & Company in 1996 as an equity analyst, and is a member of the department's Healthcare team covering the pharmaceutical industry. Previously, Phil was an analyst for Phoenix Investments for four years. He also spent eleven years as an internal consultant at the Travelers Corp. in Hartford, Connecticut.
Education: B.A., University of Pennsylvania; M.B.A., University of Connecticut; and CFA.

Mark A. Fuller, III is a principal of William Blair & Company, L.L.C., and co-manages the William Blair Growth Fund and the William Blair Small Cap Growth Fund. He has been with the firm since 1983. He is a portfolio manager for numerous accounts and is a member of the department's Small Cap and Technology teams. He began his career in Institutional Sales. Previously, he was a sales representative with IBM Corporation. Education: B.A., Northwestern University; M.B.A.; Northwestern University Kellogg Graduate School of Management.

W. George Greig is a principal of William Blair & Company, L.L.C. and has been with the firm since 1996. He manages the William Blair International Growth Fund and co-manages the William Blair Emerging Markets Growth Fund. Previously, he headed international equities for PNC Bank from 1995 to 1996; prior to that he was a founding partner of Pilgrim Baxter & Associates, where he was an analyst, portfolio manager and research director for over ten years. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Robert D. Newman is a principal of William Blair & Company, L.L.C. He has been with the firm since 1989. He is the director of investment research for the Investment Management department. Previously, he was with the Quaker Oats Company in business development and strategic planning. Education: B.S., University of Illinois; M.B.A.; Northwestern University Kellogg Graduate School of Management; CPA; and CFA.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

General. Because the Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Although the Adviser will attempt to identify advantageous trends in technology and biotechnology and to select companies whose securities will increase in value as a result of these trends, the Adviser may [not] always be successful in doing so. Therefore, the performance of this Fund may be better or worse than that of other funds that invest primarily in technology-related companies or than direct investments in such companies as an investor might select.

Non-diversification. The Millennium Fund is a non-diversified fund. This means that the Fund may invest its assets so that securities each representing more than 5% of the Fund's total assets may comprise more than 25% of the Fund's total assets. The Fund will, however, remain diversified for purposes of being taxed as a registered investment company; that is, at least 50% of the Fund's total assets will consist of securities none of which represents more than 5% of the Fund's total assets. The decline in the price of a few large holdings will have a greater adverse influence upon the value of shares of the Fund than it would have on the value of shares of a diversified fund.

Concentration. The Millennium Fund normally invests at least 65% of its total assets, in the aggregate, in companies that participate directly in fundamental trends in science and technology by taking advantage of new ideas, new opportunities, or new market niches, companies that are suppliers to or provide infrastructure to these companies, and companies which benefit from using new technologies. These companies may include, for example, companies that develop, produce, or distribute products or services in the following industries: electronics, including hardware, software, networks and components; telecommunication services and equipment; electronic commerce; information services; contract manufacturing services; media; biotechnology; genomics; healthcare services; drugs and medical products. When the Fund is concentrated in a particular industry or sector, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. The special risks common to these stocks create potential for wide variation in the Fund's performance. Companies in rapidly changing fields of science and technology face unusually high price volatility, in terms of both gains and losses. In addition, science and technology-related companies often progress at an accelerated rate, which may cause these companies to be subject to short product cycles and aggressive pricing, which may increase their volatility. The Fund's performance will largely depend upon the performance of that industry or sector, which may differ from the performance of the overall stock market. Financial, economic, business, political, regulatory, and other factors affecting the industry or sector will have a greater effect upon the share value of the Fund than such factors would have upon the share value of a less concentrated fund.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Millennium Fund may invest in the equity securities of very small companies, often referred to as "micro-cap" companies. The Adviser currently defines "micro-cap" companies as those with market capitalizations of $300 million or less at the time of a Fund's investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies. The Millennium Fund will invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. The Fund may buy securities of new companies through initial public offerings ("IPOs"), private placement, or private limited partnerships or other investment funds. IPOs are subject to high volatility and are of limited availability; the Fund's ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Adviser among its clients. Investments in private placements and private investment funds may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

Foreign Investments. The Millennium Fund seeks to invest in companies located in countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.

The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, and restrictions on the flow of international capital. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

Foreign securities held by the Millennium Fund will generally be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets. Foreign securities risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. In some emerging market countries, it may be difficult to obtain or enforce a judgment against a local entity.

The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries.

Liquidity. The Fund invests in private placements and private investment funds. These securities are registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Operating Expenses. The Millennium Fund may incur operating expenses that are higher than those of mutual funds investing exclusively in publicly traded U.S. equity securities, since expenses such as custodial fees related to foreign investments and private placements are usually higher than those associated with investments in publicly traded U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities and private placements are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account --Taxes.")

Temporary Defensive Position. The Millennium Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Adviser, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Adviser will not attempt to time the market. However, the Adviser may temporarily maintain a position in cash or cash equivalents from time to time, resulting from the sale of Fund shares or the sale of portfolio securities. If a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. At such time as the Adviser determines that the Fund's defensive strategy is no longer warranted, the Adviser will adjust the Fund back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

Turnover. The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high brokerage and other transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors which may be greater than those made by other funds.

Valuation. The securities of some companies in which the Fund invests may be subject to high volatility resulting from intense global competition, consumer preferences, product compatibility, product obsolescence, excessive investor optimism or pessimism, or other factors. The equity of many of these companies is difficult to value using traditional methods of analysis. The stocks of some companies owned by the Fund appear to be particularly subject to investor sentiment and may decline more than other stocks in the event of a "market correction." Furthermore, it may be difficult to determine the current price for securities issued in private placements or securities of private investment funds, since no public market exists for these securities.

                             MANAGEMENT OF THE FUND
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TRUSTEES, OFFICERS AND ADVISER. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Adviser, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded 65 years ago by William McCormick Blair. Today, the firm has over 150 principals and 850 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages more than $13 billion in equities, fixed-income securities and cash equivalents.

The Adviser firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 30 portfolio managers, supported by over 40 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average more than ten years with William Blair and more than two decades of experience in the investment industry. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940.

The Fund pays the Adviser a monthly investment management fee based upon the percentage of the Fund's average net assets as shown below:

                                                        FEE AS A % OF
          FUND                                        AVERAGE NET ASSETS
          ----                                        ------------------
          Millennium Fund.......................              1.10%

CUSTODIAN. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Trust's distributor or through a select number of financial intermediaries with whom the distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

William Blair Funds has adopted a plan under Rule 12b-1 of the Investment Company Act that provides for fees payable to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers.

CLASS I SHARES

The Class I shares are offered at net asset value without an initial sales charge, Rule 12b-1 distribution fee or shareholder services fee. Certain eligibility requirements apply.

Investors who qualify for Class I shares will not pay sales charges.

PUBLIC OFFERING PRICE: Net asset value per share without any sales charge at the time of purchase.

CONTINGENT DEFERRED SALES CHARGE:  None

DISTRIBUTION (RULE 12B-1) FEE:  None

SHAREHOLDER SERVICES FEE:  None

EXCHANGE PRIVILEGE: Class I shares of a Fund may be exchanged for the Class I share of another Fund at their relative net asset value, only if the shareholder is eligible for Class I ownership of the Fund into which the exchange is being made.

ELIGIBILITY: Class I shares are available for purchase exclusively by the following categories of investors:

- institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with $500,000 or more invested in the William Blair Funds. Purchases may be aggregated but must be in an omnibus account; and

- advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

MINIMUM INVESTMENTS. To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $2,000. To add to an account, the minimum subsequent investment is generally $1,000 for all Funds. The Funds may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Adviser.

PURCHASE PRICE. All Class N and Class I shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

NOTE: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

RIGHT TO REJECT YOUR PURCHASE ORDER. The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash.

BY MAIL

OPENING AN ACCOUNT. To open a new account by mail, make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P.O. Box 8506, Boston, Massachusetts 02266-8506.

ADDING TO AN ACCOUNT. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds." Mail the check, together with a letter that specifies the portfolio name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

BY WIRE

OPENING AN ACCOUNT. First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

     State Street Bank and Trust Co.
     ABA # 011000028
     DDA # 99029340
     Attn:  Custody & Shareholder Services
     225 Franklin Street
     Boston, Massachusetts 02110

Include the name of the portfolio in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

ADDING TO AN ACCOUNT. To add to your account by wire, instruct your bank to wire federal funds to:

     State Street Bank and Trust Co.
     ABA # 011000028
     DDA # 99029340
     Attn:  Custody & Shareholder Services
     225 Franklin Street
     Boston, Massachusetts 02110

In your request, specify the portfolio name in which you are investing, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

BY TELEPHONE

OPENING AN ACCOUNT.  See "By Wire."

ADDING TO AN ACCOUNT. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). Tell your account executive the Fund name, your account number and the name(s) in which the account is registered. You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. Contact your securities dealer or other financial services firm to arrange for share redemption, or you may give instructions to redeem your shares directly to the Company by mail, by wire or by telephone, as described below.

BY MAIL

To redeem Class N or I shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

FOR ALL FUNDS, WRITTEN REDEMPTION REQUESTS MUST INCLUDE:

     -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and
     -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

BY WIRE

To redeem some or all of your shares in any Funds by wire, you may contact the Transfer Agent; by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

BY TELEPHONE

TO REDEEM SHARES BY TELEPHONE, YOU MUST HAVE ELECTED THIS OPTION ON YOUR ACCOUNT APPLICATION. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

NOTE: Redemption requests should NOT be sent to the Trust or to the Distributor.

SIGNATURE GUARANTEES. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

     -- You wish to redeem shares having a value of $5,000 or more in a single transaction;
     -- Your account registration has changed; or -- You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

SIGNATURE GUARANTEES, IF REQUIRED, MUST APPEAR ON THE WRITTEN REDEMPTION REQUEST AND ON ANY ENDORSED STOCK POWER.

REDEMPTION PRICE. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

PAYMENT FOR REDEEMED SHARES. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

DELAYED PROCEEDS. The Trust reserves the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section. In addition, redemption of shares from a Fund within 180 days of purchase may be subject to a 1.00% redemption fee.

REDEMPTIONS IN KIND. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

AUTOMATIC REDEMPTION OF SMALL ACCOUNTS. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, THE MINIMUM IS $5,000 PER ACCOUNT. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange shares of Class N and Class I shares into corresponding Class N and Class I shares of another Fund at their relative net asset values, subject to the Exchange Privilege restriction of Class I shares (page 10) and so long as the shares to be acquired are available for sale in your state of residence. Only four (4) exchanges from a Fund are allowed within any 12-month period. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1,000,000 acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy").

BY MAIL

You may request an exchange of your shares by writing to William Blair Funds,
Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

BY TELEPHONE

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS. The Fund earns dividends from stocks and interest from bond, money market, and other investments, which are passed along to shareholders as income dividends as long as expenses do not exceed income.

CAPITAL GAIN DISTRIBUTIONS. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed along to shareholders as capital gain distributions.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

WHEN DIVIDENDS ARE PAID

For the Millennium Fund all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account -- Taxes").

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

TAXES ON DISTRIBUTIONS. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different rates depending upon the length of time the Fund holds the security. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends and short-term capital gains distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gains. The ordinary income dividends of the Millennium Fund are not eligible for the dividends-received deduction available to corporate shareholders.

TAXES ON TRANSACTIONS. Redemptions of Fund shares and exchanges for shares of other Funds are treated as sales and are subject to capital gains taxation. A capital gain or loss is the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) them. Any loss recognized on the redemption of shares held six months or less will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems shares normally will recognize a capital gain or loss for Federal income tax purposes. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the wash sale rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for Federal income tax purposes.

"BUYING A DIVIDEND." If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. See

"Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

EFFECT OF FOREIGN TAXES. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Millennium Fund will operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

WHEN AND HOW NET ASSET VALUE  ("NAV") IS DETERMINED

A Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of trading on the New York Stock Exchange, which is generally 3:00 p.m., Chicago time (4:00 p.m. Eastern time), on each day when the Exchange is open.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Chicago time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated.

HOW THE MARKET VALUE OF FUND SECURITIES IS DETERMINED

DOMESTIC EQUITY SECURITIES. The market value of domestic equity securities is determined by valuing securities traded on national securities markets at the last sale price or, in the absence of a recent sale on the date of determination, at the latest bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

FOREIGN EQUITY SECURITIES. The value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

FIXED-INCOME SECURITIES. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

OTHER SECURITIES AND ASSETS. Other securities, and all other assets, including securities for which a market price is not available, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's pricing procedures.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

DIVIDEND OPTIONS. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

       1. AUTOMATIC DIVIDEND REINVESTMENT PLAN. The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Dividend and Distribution Policy.")

       2. CASH-DIVIDEND PLAN. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

       3. AUTOMATIC DEPOSIT OF DIVIDENDS. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

AUTOMATIC INVESTMENT PLAN. On your account application, you may authorize State Street to automatically withdraw an amount of money (MINIMUM $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

SYSTEMATIC WITHDRAWAL PLAN. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the MINIMUM WITHDRAWAL IS $250 PER MONTH. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

RETIREMENT PLANS. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g., traditional IRAs, Roth IRAs and education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $2,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

       --    participation is voluntary;

       -- you may terminate or change a plan at any time without penalty or charge from the Fund;

       -- the Fund will pay any additional expenses that it incurs in connection with such plans;

       -- on your account application, you may select a plan or plans in which to invest;

       -- additional forms and further information may be obtained by writing or calling the Fund;

       -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

       -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

       -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

WRITTEN CONFIRMATIONS. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

USE OF INTERMEDIARIES. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

TRANSFER OF SHARES. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

SUSPENSION OF OFFERING. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

CONSULTATION WITH A PROFESSIONAL TAX ADVISER IS RECOMMENDED, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

SHAREHOLDER RIGHTS. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the Fund will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

                               INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Millennium Fund may invest, investment techniques they may employ, and some of the related risks. For more information, please see the Statement of Additional Information.

BORROWING. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

DEPOSITORY RECEIPTS. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

EQUITY SECURITIES. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

FINANCIAL FUTURES. The Fund may purchase and sell futures on financial instruments or indices as a hedge against possible variation in financial markets. Financial futures contracts are traded on boards of trade and futures exchanges. A financial futures contract is an agreement between two parties to buy and sell a specified amount of a particular type of financial instrument or index for a particular price on a future date. To the extent that the Fund engages in futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Adviser's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Adviser may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the Investment Company Act of 1940 (the "1940 Act") and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will maintain a segregated account consisting of either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

FORWARD FOREIGN CURRENCY TRANSACTIONS. The Millennium Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount that is set by the parties at the time of entering into the contract. The Adviser will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

INVESTMENT COMPANIES. Subject to the provisions of the 1940 Act, the Fund may invest in the shares of investment companies. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

PORTFOLIO TURNOVER RATE. The Fund may trade portfolio securities for the purpose of realizing short-term profits. There is no limitation on the length of time securities must be held by the Fund prior to being sold. Fund turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, may be in excess of 300%. Such a high portfolio turnover rate involves correspondingly higher transaction costs, which are borne directly by the Fund.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which a fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Adviser, subject to the supervision of the Board of Trustees, must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Adviser's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

FOR MORE INFORMATION

More information about the Fund is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Adviser believes significantly affected the Fund's performance in its last fiscal year. Shareholder reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

BY MAIL
Write to:
         WILLIAM BLAIR FUNDS
         222 West Adams Street
         Chicago, IL 60606

         or

         STATE STREET BANK AND TRUST COMPANY
         (the Fund's Transfer Agent)
         P.O. Box 8506
         Boston, MA 02266-8506

ON THE INTERNET

Text-only versions of fund documents can be viewed online or downloaded from the SEC at http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.


WILLIAM BLAIR FUNDS                                                June 15, 2000
Investment Company Act File No.: 811-5344

                               WILLIAM BLAIR FUNDS
                              222 WEST ADAMS STREET
                             CHICAGO, ILLINOIS 60606
                                 (312) 364-8000

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 15, 2000

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of William Blair Funds (the "Trust") dated May 1, 2000, or the prospectus of the New Millennium Fund dated June 15, 2000. The financial statements for the William Blair Funds for the year ended December 31, 1999, and the Report of Independent Auditors thereon are incorporated by reference from the Annual Report to Shareholders dated December 31, 1999. The Prospectus and Annual Report to Shareholders may be obtained without charge by writing or calling the Trust.


                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
MANAGEMENT OF THE TRUST.........................................................................................B-1
         Investment Adviser.....................................................................................B-1
         Distributor............................................................................................B-3
         Code of Ethics.........................................................................................B-3
         Trustees and Officers..................................................................................B-3
         Brokerage and Fund Transactions.......................................................................B-23

INVESTMENT POLICIES AND RESTRICTIONS...........................................................................B-25

INVESTMENT PRACTICES...........................................................................................B-27
         Borrowings............................................................................................B-27
         Collateralized Obligations............................................................................B-27
         Derivative Instruments................................................................................B-31
         Foreign Securities....................................................................................B-38
         Forward Foreign Currency Transactions.................................................................B-41
         Foreign Currency Futures..............................................................................B-42
         High-Yield/High-Risk Securities.......................................................................B-42
         Investment Companies..................................................................................B-43
         Illiquid Securities...................................................................................B-43
         Lending  .............................................................................................B-43
         New Companies.........................................................................................B-43
         Private Investment Funds..............................................................................B-44
         Repurchase Agreements.................................................................................B-45
         Restricted Securities.................................................................................B-45
         Small Companies.......................................................................................B-45
         Warrants .............................................................................................B-46
         When-Issued or Delayed Delivery Transactions..........................................................B-46

ADDITIONAL INFORMATION ABOUT SHARE CLASSES.....................................................................B-46
         PURCHASES.............................................................................................B-46
         Purchase of Shares--Alternative Purchase Arrangements.................................................B-46
         Distribution Fees.....................................................................................B-47
         Shareholder Service Fees..............................................................................B-48
         Summary of Ongoing Fees for Class A Shares............................................................B-48
         Summary of Ongoing Fees for Class B Shares............................................................B-48

         Summary of Ongoing Fees for Class C Shares............................................................B-48
         Summary of Ongoing Fees for Class N Shares............................................................B-48
         Summary of Ongoing Fees for Class I Shares............................................................B-48
         Initial Sales Charge Alternative--Class A Shares......................................................B-49
         Deferred Sales Charge Alternative--Class B Shares.....................................................B-50
         Purchase of Class C Shares............................................................................B-50
         Purchase of Class N and Class I Shares................................................................B-51
         Fees Paid by Distributor to Service Firms.............................................................B-51
         Class A Shares........................................................................................B-51
         Class B Shares........................................................................................B-51
         Class C Shares........................................................................................B-51
         Class N Shares........................................................................................B-52
         General  .............................................................................................B-52
         Redemptions...........................................................................................B-53
         Special Redemptions...................................................................................B-53
         Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege..................................B-53
         Contingent Deferred Sales Charge--Class B Shares......................................................B-54
         Contingent Deferred Sales Charge--Class C Shares......................................................B-54
         Contingent Deferred Sales Charge--General.............................................................B-55
         Class A Shares--Combined Purchases....................................................................B-55
         Class A Shares--Letter of Intent......................................................................B-55
         Class A Shares--Cumulative Discount...................................................................B-55
         Class A Shares--Availability of Quantity Discounts....................................................B-56
         Exchange Privilege....................................................................................B-56

GENERAL TRUST INFORMATION......................................................................................B-57
         Determination of Net Asset Value......................................................................B-57
         Performance...........................................................................................B-57
         Historical Performance................................................................................B-57
         Tax Status............................................................................................B-63
         Retirement Plans......................................................................................B-64
         Independent Auditors..................................................................................B-65
         Legal Counsel.........................................................................................B-65
         Custodian.............................................................................................B-66
         Transfer Agent Services...............................................................................B-66
         Reports to Shareholders...............................................................................B-66

SHAREHOLDER RIGHTS.............................................................................................B-66

INVESTMENT CRITERIA............................................................................................B-66

TRUST HISTORY..................................................................................................B-68

FINANCIAL INFORMATION OF THE FUND..............................................................................B-68

APPENDIX A - DESCRIPTION OF MONEY MARKET INSTRUMENTS............................................................A-1

APPENDIX B - RATINGS OF DEBT OBLIGATIONS........................................................................B-1

                            MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

INVESTMENT ADVISER. As stated in the Prospectus, William Blair & Company, L.L.C. ("Adviser") is the Trust's investment adviser and manager. Pursuant to an investment advisory and management agreement, the Adviser acts as each Fund's adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the management advisory fee, each portfolio pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of the Fund's net asset value. Expenses that will be borne directly by the Funds include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The advisory agreement for a Fund continues in effect from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days' notice by either party; the Fund may so terminate the agreement either by vote of the Board of Trustees or by majority vote of the outstanding shares of the affected portfolio. The agreement may also be terminated at any time either by vote of the Board of Trustees or by majority vote of the outstanding voting shares of the subject portfolio if the Adviser were determined to have breached the agreement. The agreement will terminate automatically upon assignment. The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

Upon termination of the agreement and when so requested by the Adviser, the Trust will refrain from using the name "William Blair" in its name or in its business in any form or combination.

For the services and facilities furnished to each portfolio, the Trust pays the Adviser an advisory fee, which is accrued daily and paid monthly on the first business day of the following month. The Growth Fund pays an advisory fee at a rate of .75% of the portfolio's average daily net assets. For the fiscal years ended December 31, 1999, 1998 and 1997, the Adviser received fees of $5,616,635, $4,861,435 and $4,093,417, respectively.

The Tax-Managed Growth Fund pays an advisory fee at a rate of .80% of the portfolio's average daily net assets. The Adviser has entered into an agreement with the Trust to cap the Fund's Class I share expenses at 1.11% until at least April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter. For the Fund's Class A, B, C and N shares, the expenses will be capped at 1.11% plus any distribution and/or shareholder services fees.

The Large Cap Growth Fund pays an advisory fee at a rate of .80% of the portfolio's average daily net assets. The Adviser has entered into an agreement with the Trust to cap the Fund's Class I share expenses at 1.11% until at least April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter. For the Fund's Class A, B, C and N shares, the expenses will be capped at 1.11% plus any distribution and/or shareholder services fees.

The Small Cap Growth Fund pays an advisory fee at a rate of 1.10% of the portfolio's average daily net assets. The Adviser has entered into an agreement with the Trust to cap the Fund's Class I share expenses at 1.35% until at least April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter. For the Fund's Class A, B, C and N shares, the expenses will be capped at 1.35% plus any distribution and/or shareholder services fees.

The International Growth Fund pays an advisory fee at a rate of 1.10% of the first $250 million of average daily net assets plus 1.00% of average daily net assets over $250 million. For the services and facilities furnished during the fiscal years ended December 31, 1999, 1998 and 1997, the Adviser received fees of $2,068,002, $1,557,766 and $1,351,263, respectively.

The Emerging Markets Growth Fund pays an advisory fee at a rate of 1.40% of the portfolio's average daily net assets. The Adviser voluntarily has agreed to reimburse the portfolio during its first year of operation should all operating expenses, including the compensation of the Adviser but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed 2.25% of average daily net assets of the portfolio. For the services and facilities furnished during the fiscal period from the portfolio's incorporation on May 1, 1998 to December 31, 1998, and the fiscal year ended December 31, 1999, the Adviser earned fees of $34,835 and $57,371, respectively, all of which were waived. The Adviser has entered into an agreement with the Fund to cap the Fund's Class I shares expenses at 1.81% until at least April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter. For the Fund's Class A, B and C shares, the expenses will be capped at 1.81% plus any distribution and/or shareholder services fees.

The Disciplined Large Cap Fund pays an advisory fee at a rate of .80% of the portfolio's average daily net assets. The Adviser has entered into an agreement with the Trust to cap the Fund's Class I share's expenses at 1.00% until at least April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter. For the Fund's Class A, B, C and N shares, the expenses will be capped at 1.00% plus any distribution and/or shareholder services fees.

The Value Discovery Fund pays an advisory fee at a rate of 1.15% of the portfolio's average daily net assets. For services and facilities furnished to the portfolio pursuant to the advisory agreement during the fiscal years 1999, 1998 and 1997 the Trust paid $513,144 (after the waiver of $14,075), $442,942 and $241,689, respectively. The Adviser has entered into an agreement with the Fund to cap the Fund's Class I share expenses at 1.39% until at least April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter. For the Fund's Class A, B, C and N shares, the expenses will be capped at 1.39% plus any distribution and/or shareholder services fees.

The Millennium Fund pays an advisory fee at a rate of 1.10% of the portfolio's average daily net assets. The Adviser has entered into an agreement with the Trust to cap the Fund's Class I shares' expenses at 1.40% until at least April 30, 2001; the Adviser may continue to waive fees voluntarily thereafter. For the Fund's Class A, B, C and N shares, the expenses will be capped at 1.40% plus any distribution and/or shareholder service fees.

The Income Fund pays an advisory fee at a rate of .25% of the first $250 million of average daily net assets plus .20% of average daily net assets over $250 million plus 5% of the gross income earned by the portfolio. For the services and facilities furnished to the portfolio pursuant to the advisory agreement during the fiscal years ended December 31, 1999, 1998 and 1997, the Fund paid $1,082,218, $1,046,049 and $918,833, respectively.

The Ready Reserves Fund pays an advisory fee at a rate of .28% of the first $250 million of average daily net assets, plus .25% of the next $250 million of average daily net assets, plus .23% of the next $2 billion of average daily net assets, plus .20% of the average daily net assets over $2.5 billion. Prior to January 1, 2000, the Ready Reserves Fund paid an advisory fee at a rate of .625% of the first $250 million of average daily net assets, plus .60% of the next $250 million of average daily net assets, plus .575% of the next $2 billion of average daily net assets, plus .55% of the average daily net assets over $2.5 billion. For the services and facilities furnished to the portfolio pursuant to the advisory agreement during the fiscal years ended December 31, 1999, 1998 and 1997, the Adviser received fees of $6,564,500, $6,215,491 and $5,236,627, respectively.

The Adviser has agreed to reimburse the Trust should all operating expenses of the Growth Fund, Income Fund or Ready Reserves Fund, including the compensation of the Adviser but excluding taxes, distribution and shareholder services fees, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed 1.50% of the first $30 million of average net assets of the portfolio and 1.00% of average net assets over $30 million of the portfolio on an annual basis.

DISTRIBUTOR. Pursuant to separate Underwriting and Distribution Agreements, William Blair & Company, L.L.C. also is the principal underwriter and distributor ("Distributor") for shares of the Trust and acts as agent of the Trust in the sale of its shares.

The Distribution Agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by the Distributor upon 60 days' notice. Termination by the Trust with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of a Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement.

Messrs. Balkin, Barber, Brewer, Fischer, Fuller, Greig, Hanig, Jancosek, Jostrand, Kaplan, Kayser, Kirtman, Kleczka, Ms. Lash, Merjan, Myer, Ms. Riddell, Ms. Seitz, Stekl, Sullivan and Urbina, Ms. Garavalia and Ms. Gassmann, who are trustees or officers of the Fund, are also principals or employees of the Adviser/Distributor as indicated under "Trustees and Officers."

The Adviser/Distributor is a limited liability company, the affairs of which are controlled by all its principals, none of whom owns more than 25% of the firm. The Chief Executive Officer of the firm is E. David Coolidge, III and the Executive Committee is comprised of Rocky Barber, E. David Coolidge, III, Richard D. Gottfred, John P. Kayser, Richard P. Kiphart, Albert J. Lacher, Joseph F. LaManna and James D. McKinney.

CODE OF ETHICS. The Trust and Adviser/Distributor have adopted a joint Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to industry standard reporting requirements and trading restrictions. The Code requires that such persons, among other things, pre-clear their securities transactions, with certain limited exceptions. The Code also bans investment personnel from acquiring any securities in an initial public offering. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund. Finally, the Code provides for trading "black out" periods of seven calendar days for portfolio managers who may not trade in securities which have been purchased or sold by any mutual fund or other account managed by the portfolio manager. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.

TRUSTEES AND OFFICERS. The trustees and officers of the Trust, their birthdates, their principal occupations during the last five years, their affiliations, if any, with William Blair & Company, L.L.C. and other significant affiliations are set forth below. Unless otherwise noted, the address of each officer and trustee is 222 West Adams Street, Chicago, Illinois 60606.

CONRAD FISCHER (04/29/34),* Chairman of the Board and Trustee; Principal, William Blair & Company, L.L.C.; Trustee Emeritus, Chicago Child Care Society, a non-profit organization, and Investment Committee, Kalamazoo College.

J. GRANT BEADLE (12/16/32), (1)(2)(3) Trustee; Retired Chairman and Chief Executive Officer, Union Special Corporation, industrial sewing machine manufacturer; Retired Associate Director, Northwestern University Institute for The Learning Sciences; Oliver Products Company, Batts Group and Woodward Governor Company.

THEODORE A. BOSLER (12/02/34), (1)(2)(3) Trustee; Retired Principal and Vice President, Lincoln Capital Management; Director, Thresholds, a psychiatric recovery center, and Institute of Chartered Financial Analysts.

JOHN P. KAYSER (08/21/49),* Trustee; Vice President of the Trust; Principal, William Blair & Company, L.L.C.; Director, DuPage Children's Museum.

ANN P. MCDERMOTT (10/24/39), (1)(2)(3) Trustee; Trustee, Rush Presbyterian St. Luke's Medical Center; Women's Board, Rush Presbyterian St. Luke's Medical Center; Honorary Director, Visiting Nurse Association; Director, Presbyterian Homes; Northwestern University, Women's Board; University of Chicago, Women's Board; Director, Washington State University Foundation.

JOHN B. SCHWEMM (05/18/34), (1)(2)(3) Trustee; Retired Chairman and Chief Executive Officer, R.R. Donnelley & Sons Company; Director, USG Corp., and Walgreen Co.

ROBERT E. WOOD II (05/07/38), (1)(2) Trustee; Retired Executive Vice President, Morgan Stanley Dean Witter; Chairman, Add-Vision, Inc.; Chairman,
Micro-Combustion, LLC.

ROCKY BARBER (10/20/51), Chief Executive Officer; Principal, William Blair & Company, L.L.C.; Vice President and Secretary, LaRabida Hospital Foundation; Past President, Stanford Associates.

MARCO HANIG (01/10/58), President; Associate, William Blair & Company, L.L.C.; former Senior Vice President, First Chicago NBD; Engagement Manager, Marakon Associates.

MICHAEL P. BALKIN (03/28/59), Senior Vice President; Principal, William Blair & Company, L.L.C.

MARK A. FULLER, III (03/11/57), Senior Vice President; Principal, William Blair & Company, L.L.C.

W. GEORGE GREIG (10/02/52), Senior Vice President; Principal, William Blair & Company, L.L.C.; former Portfolio Manager, Provident Capital Management; Manager, Akamai, partnership affiliated with Framlington Investment Management Limited; Partner, Pilgrim, Baxter & Greig.

JOHN JOSTRAND (03/29/54), Senior Vice President; Principal, William Blair & Company, L.L.C.

STAN KIRTMAN (09/08/41), Senior Vice President; Portfolio Manager, William Blair & Company, L.L.C.; former President and CIO, Nikko Global Asset Management.

GLEN KLECZKA (10/19/62), Senior Vice President; Portfolio Manager, William Blair & Company, L.L.C.; former Partner, Brinson Partners; former Portfolio Manager, CNA Financial Corp.

GRETCHEN S. LASH (10/20/53), Senior Vice President; Principal, William Blair & Company, L.L.C.; former Partner, Lincoln Capital Asset Management.

BENTLEY M. MYER (09/14/46), Senior Vice President; Principal, William Blair & Company, L.L.C.; Director, Delnor Community Hospital.

MICHELLE SEITZ (07/09/65), Senior Vice President; Principal, William Blair & Company, L.L.C.

NORBERT TRUDERING (05/02/52), Senior Vice President; Principal, William Blair & Company, L.L.C.

JAMES S. KAPLAN (10/18/60), Vice President; Associate, William Blair & Company, L.L.C.; former Vice President, First Union Bank.

TERENCE M. SULLIVAN (01/22/44), Vice President and Treasurer; Associate, William Blair & Company, L.L.C.

JEFFREY A. URBINA (03/11/55), Vice President; Associate, William Blair & Company, L.L.C.; former Director of Emerging Market Research and Portfolio Manager, Van Kampen American Capital.

COLETTE M. GARAVALIA (03/15/61), Secretary; Associate, William Blair & Company, L.L.C.; former Assistant Vice President; Scudder Kemper Investments.

JANET V. GASSMANN (01/20/67), Assistant Secretary; Administrative Assistant, William Blair & Company, L.L.C.; former Administrative Assistant, Shearson Lehman Brothers, Inc.

--------------
* Trustees who are interested persons as defined in the 1940 Act.

(1) Member of the Standing Audit Committee. Mr. Schwemm is Chairperson of the Standing Audit Committee.

(2) Member of the Nominating Committee. J. Grant Beadle is the Chairperson of the Nominating Committee.

(3) Mr. Beadle, Mr. Bosler, Ms. McDermott and Mr. Schwemm employ the Adviser to manage assets that they control.

Effective February 2000, trustees who are not affiliated with the Adviser receive an annual fee of $12,000 plus $3,000 for each meeting attended in person plus expenses, $1,500 for each meeting by telephone and $3,000 for each committee meeting held on a different day from a board meeting. Prior to February 1, 2000, the trustees and officers not affiliated with the Adviser received an annual fee of $8,000 plus $3,000 for each meeting attended in person plus expenses, $1,500 for each meeting by telephone and $3,000 for each committee meeting held on a different day from a board meeting. The trustees and officers affiliated with the Adviser received no compensation from the Trust.

The following table sets forth the compensation earned from the Trust for the fiscal year ended December 31, 1999 by trustees who are not affiliated with the
Adviser:

                                                                   PENSION OR
                                                                   RETIREMENT
                                                                    BENEFITS           ESTIMATED
                                               AGGREGATE            ACCRUED              ANNUAL
                                             COMPENSATION          AS PART OF        BENEFITS UPON        TOTAL
TRUSTEE                                     FROM THE TRUST       TRUST EXPENSES        RETIREMENT     COMPENSATION
-------                                     --------------       --------------       -----------     ------------
J. Grant Beadle..........................       $24,500             $   0               $  0             $24,500
Theodore A. Bosler.......................       $24,500             $   0               $  0             $24,500
Ann P. McDermott.........................       $24,500             $   0               $  0             $24,500
John B. Schwemm..........................       $24,500             $   0               $  0             $24,500
Robert E. Wood II........................       $ 1,500             $   0               $  0             $ 1,500
                                                -------             ---------          --------          -------
                                                $99,500             $   0               $  0             $99,500
                                                =======             =========          ========          =======

In addition, Mr. Vernon Armour, who retired as a Trustee in October, 1999, received $23,000 of total compensation for the fiscal year ended December 31, 1999. Mr. Robert E. Wood II was elected by shareholders on November 30, 1999, therefore his aggregate compensation from the Trust for the fiscal year ended December 31, 1999 was only $1,500.

The following table provides certain information at May 15, 2000 with respect to persons known to the Trust to be record holders of 5% or more of the shares of the following portfolios:

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

GROWTH FUND CLASS A

William Blair & Co. L.L.C.                                         9.58%
Triple J
222 West Adams Street
Chicago, IL 60606-5307

State Street Bank & Trust Co.                                      6.32%
Cust. for the IRA R/O
FBO Eileen M. Fiegel
2819 Lake Park Way
Longmont, CO 80503-7847

GROWTH FUND CLASS B

William Blair & Co. L.L.C.                                        24.07%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        14.21%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        10.26%
Ferne Reichman Trustee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         7.64%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         5.73%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         5.35%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

GROWTH FUND CLASS C

William Blair & Co. L.L.C.                                        21.92%
Robert M. Brookman Trustee
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

William Blair & Co. L.L.C.                                         7.37%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         6.58%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         6.58%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

GROWTH FUND CLASS I

Society National Bank                                             11.29%
FBO William Blair Profit
Sharing Plan
P O Box 94870
Cleveland, OH 44101-4870

GROWTH FUND CLASS N

Charles Schwab & Co. Inc.                                         65.55%
Attn. Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

N F SC                                                            19.58%
B O Our Customers
Liberty Street
One World Financial Center
Attn. Mutual Funds Dept. 5th Fl
New York, NY 10281

TAX-MANAGED GROWTH FUND CLASS A

William Blair & Co. L.L.C.                                       100.00%
222 West Adams Street
Chicago, IL 60606-5307

TAX-MANAGED GROWTH FUND CLASS B

William Blair & Co. L.L.C.                                       100.00%
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

TAX-MANAGED GROWTH FUND CLASS C

William Blair & Co. L.L.C.                                        74.45%
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        25.55%
Joel Milinsky
222 West Adams Street
Chicago, IL 60606-5307

TAX-MANAGED GROWTH FUND CLASS I

William Blair & Co. L.L.C.                                        75.10%
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        10.39%
Marjorie M. Kayser
222 West Adams Street
Chicago, IL 60606-5307

TAX-MANAGED GROWTH FUND CLASS N

Rosa E. Casas Ttee.                                               94.17%
Ramon E. Casas Irrevocable Trust
UA dtd. 05/15/1991
9412 Springfield Ave.
Evanston, IL 60203-1329

William Blair & Co. L.L.C.                                         5.83%
222 West Adams Street
Chicago, IL 60606-5307

LARGE CAP GROWTH FUND CLASS A

William Blair & Co. L.L.C.                                        80.79%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

William Blair & Co. L.L.C.                                        19.21%
222 West Adams Street
Chicago, IL 60606-5307

LARGE CAP GROWTH FUND CLASS B

William Blair & Co. L.L.C.                                       100.00%
222 West Adams Street
Chicago, IL 60606-5307

LARGE CAP GROWTH FUND CLASS C

William Blair & Co. L.L.C.                                        86.58%
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        13.42%
Murry S. Gussis
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        56.92%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        39.05%
222 West Adams Street
Chicago, IL 60606-5307

LARGE CAP GROWTH FUND CLASS I

William Blair & Co. L.L.C.                                        81.73%
Deferred Profit Sharing Plan
Key Trust Co. TTEE
DTD 10/21/97
4900 Tiedeman Road
Brooklyn, OH 44144-2398

William Blair & Co. L.L.C.                                         7.26%
222 West Adams Street
Chicago, IL 60606-5307

LARGE CAP GROWTH FUND CLASS N

Theodore A. Bosler Trustee                                        79.15%
Theodore A. Bosler Trust
Dated 4/21/93
812 Oak St.
Winnetka IL 60093-2558

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

William Blair & Co. L.L.C.                                        16.13%
222 West Adams Street
Chicago, IL 60606-5307

SMALL CAP GROWTH FUND CLASS A

William Blair & Co. L.L.C.                                        25.77%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        21.22%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        18.22%
Gerald B. Podlin
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        13.26%
Schiff Hardin & Waite
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         6.12%
222 West Adams Street
Chicago, IL 60606-5307

SMALL CAP GROWTH FUND CLASS B

William Blair & Co. L.L.C.                                       100.00%
222 West Adams Street
Chicago, IL 60606-5307

SMALL CAP GROWTH FUND CLASS C

William Blair & Co. L.L.C.                                        14.29%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         6.18%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

William Blair & Co. L.L.C.                                         5.61%
Richard C. Jelinek Cust.
222 West Adams Street
Chicago, IL 60606-5307

SMALL CAP GROWTH FUND CLASS I

William Blair & Co. L.L.C.                                        15.16%
Deferred Profit Sharing Plan
Key Trust Co. TTEE
DTD 10/21/97
4900 Tiedeman Road
Brooklyn, OH 44144-2338

William Blair & Co. L.L.C.                                         9.76%
Zamler Mellen & Shiffman PC
222 West Adams Street
Chicago, IL 60606-5307

SMALL CAP GROWTH FUND CLASS N

Maryann Picardi                                                   41.23%
2499 Herbert Drive
Northfield, NJ 08225

Robert E. Wood II                                                 21.01%
401 N. Michigan Ave., Suite 700
Chicago, IL 60611

William Blair & Co. L.L.C.                                        10.60%
222 West Adams Street
Chicago, IL 60606-5307

State Street Bank & Trust Co.                                      9.05%
Cust. for the IRA of
FBO Meridith Paidas
4323 N. Keeler Ave.
Chicago, IL 60647

Sandra S. Martin                                                   6.20%
Est. Sandra Staskon Martin
602 Earlston Road
Kenilworth, IL 60043-1017

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

INTERNATIONAL GROWTH FUND CLASS A

William Blair & Co. L.L.C.                                        10.08%
Arthur Appl, Jr.
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         7.40%
William Lappe
222 West Adams Street
Chicago, IL 60606-5307

Keytrust Company TTEE FBO                                          5.01%
Cardiology Assoc CTA--Dr. Kamen
P.O. Box 94871
Cleveland, OH 44101-4871

William Blair & Co. L.L.C.                                         7.39%
Suzanne B. Dallmeyer TTEE
222 West Adams Street
Chicago, IL 60606-5307

INTERNATIONAL GROWTH FUND CLASS B

William Blair & Co. L.L.C.                                        17.36%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        14.44%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        13.81%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         9.65%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         8.91%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

William Blair & Co. L.L.C.                                         8.39%
H. David Greenberg
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         8.32%
Thomas E. Carney
222 West Adams Street
Chicago, IL 60606-5307

State Street Bank & Trust Co.                                      5.98%
Cust. for the SEP IRA A/C
Wendy Otis Ban
1038 West Monroe St. #23
Chicago, IL 60607

William Blair & Co. L.L.C.                                         5.41%
Ann & Joseph Sherrick, Ttees.
222 West Adams Street
Chicago, IL 60606-5307

INTERNATIONAL GROWTH FUND CLASS C

William Blair & Co. L.L.C.                                        18.45%
Paul A. Levy Trustee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        12.17%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

INTERNATIONAL GROWTH FUND CLASS N

Charles Schwab & Co. Inc.                                         58.62%
Special Custody Account
For Exclusive Benefit of Customers
Attn. Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

NF SC                                                             17.23%
B O Our Customers
Liberty Street
One World Financial Center
Attn. Mutual Funds Dept. 5th Fl
New York, NY 10281

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

EMERGING MARKETS GROWTH FUND CLASS A

William Blair & Co.                                               30.82%
Suzanne B. Dallmeyer TTEE
222 West Adams Street
Chicago, IL 60606

William Blair & Co. L.L.C.                                        29.04%
Allen Nolan-Cohn
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        12.49%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        12.05%
Ken Love
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         7.53%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         6.18%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

EMERGING MARKETS GROWTH FUND CLASS B

William Blair & Co. L.L.C.                                        87.89%
222 West Adams Street
Chicago, IL 60606

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

EMERGING MARKETS GROWTH FUND CLASS C

William Blair & Co. L.L.C.                                        30.94%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606 Investment

William Blair & Co. L.L.C.                                        22.82%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        15.82%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        14.94%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         7.29%
David W. Shirk
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         6.21%
Delaware Charter Gtee Tr. Co.
222 West Adams Street
Chicago, IL 60606-5307

EMERGING MARKETS GROWTH FUND CLASS I

William Blair & Co. L.L.C.                                         9.90%
Edgar David Coolidge III
222 W. Adams Street
Chicago, IL 60606

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

EMERGING MARKETS GROWTH FUND CLASS N

Donaldson Lufkin Jenrette                                         31.02%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

State Street Bank & Trust                                         29.79%
Cust. for the IRA of
Charles Palm
4509 North Paulina St. Apt. 2
Chicago, IL 60640-5307

Rosa E. Casas Ttee.                                               21.09%
Ramon E. Casas Irrevocable Trust
UA dtd. 05/15/1991
9412 Springfield Ave.
Evanston, IL 60203-1329

Maryellen Palm Ttee                                                9.44%
Stephen Edward Heinzman Children's
Trust UA Dtd 07/01/1999
4509 North Paulina Street #2
Chicago, IL 60640-5307

Henry Rachlin                                                      8.63%
88 Park Ave.
Arlington, MA 02476-5965

DISCIPLINED LARGE CAP FUND CLASS A

William Blair & Co. L.L.C.                                        43.16%
The Quadrangle Club
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        18.27%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        14.69%
Jean S. Amidon
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

William Blair & Co. L.L.C.                                         8.20%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

DISCIPLINED LARGE CAP FUND CLASS B

William Blair & Co. L.L.C.                                       100.00%
222 West Adams Street
Chicago, IL 60606-5307

DISCIPLINED LARGE CAP FUND CLASS C

William Blair & Co. L.L.C.                                       100.00%
222 West Adams Street
Chicago, IL 60606-5307

DISCIPLINED LARGE CAP FUND CLASS I

William Blair & Co. L.L.C.                                        40.40%
Deferred Profit Sharing Plan
Key Trust Co. TTEE
DTD 10/21/97
4900 Tiedeman Road
Brooklyn, OH 44144-2338

William Blair & Co. L.L.C.                                        26.27%
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         6.70%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

DISCIPLINED LARGE CAP FUND CLASS N

Rosa E. Casas Ttee.                                               73.45%
Rosa E. Casas Declaration of Trust
UA dtd. 05/15/1991
9412 Springfield Ave.
Evanston, IL 60203-1329

William Blair & Co. L.L.C.                                        11.19%
222 West Adams Street
Chicago, IL 60606-5307

State Street Bank & Trust Co.                                      8.57%
Cust. for the IRA R/O
FBO Dwayne Mangrum
7803 South Hermitage Ave.
Chicago, IL 60620-4416

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

VALUE DISCOVERY FUND CLASS A

William Blair & Co. L.L.C.                                        25.11%
The Chomicz Family Foundation
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        25.08%
John R. Garofalo &
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        13.14%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        11.28%
Thomas Joel Weil
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        11.28%
Thomas Joel Weil
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        11.28%
Thomas Joel Weil
222 West Adams Street
Chicago, IL 60606-5307

VALUE DISCOVERY FUND CLASS B

William Blair & Co. L.L.C.                                        27.44%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        16.46%
Karolyn J. Emery, Trustee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        10.97%
Gregory J. Webb
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK


William Blair & Co. L.L.C.                                         8.31%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         8.23%
M. Patricia Clarke, Trustee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         6.58%
Kathleen T. Hawkins
222 West Adams Street
Chicago, IL 6060605307

VALUE DISCOVERY FUND CLASS C

William Blair & Co. L.L.C.                                        46.77%
Cara E. Gerken
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        25.39%
R. Drew Gerken
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        22.94%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

VALUE DISCOVERY FUND CLASS I

William Blair & Co. L.L.C.                                         8.14%
Ralph Gerald Portis
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         5.71%
Catlin Investment LP
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                         5.71%
Travis Investments LP
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

Society National Bank                                              6.04%
FBO William Blair Profit
Sharing Plan
P.O. Box 94870
Cleveland, OH 44101-4870

VALUE DISCOVERY FUND CLASS N

Charles Schwab & Co. Inc.                                         32.78%
Attn. Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Mitra & Co.                                                       24.35%
Attn:  Exp Funds
1000 North Water St.
Milwaukee, WI 53202-6648

Mitra & Co                                                        11.88%
c/o Marshall & Ilsley Trust Co.
P.O. Box 2977
Milwaukee, WI 53201-2977

Strafe & Co.                                                       8.94%
FAO Lakeside Mfg Co Inc Empls PS
P.O. Box 160
Westerville, OH 48086-0160

Strafe & Co.                                                       7.62%
FAO Lakeside Employee Pension Tru.
P.O. Box 160
Westerville, OH 48086-0160

Strafe & Co. Gustavea Larson Co.                                   6.06%
Retirement Plan
P. O. Box 160
Westerville, OH 43081-0160

INCOME FUND CLASS A

William Blair & Co. L.L.C.                                        51.54%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        32.70%
Richard A. Diebold
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        13.08%
Joan Blutter
222 West Adams Street
Chicago, IL 60606-5307

                                                          PERCENT OF FUND'S
NAME AND ADDRESS                                             OUTSTANDING
OF RECORD OWNER                                              COMMON STOCK

INCOME FUND CLASS B

William Blair & Co. L.L.C.                                        77.72%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5307

William Blair & Co. L.L.C.                                        20.47%
Ferne Reichman Trustee
222 West Adams Street
Chicago, IL 60606-5307

INCOME FUND CLASS C

William Blair & Co. L.L.C.                                        87.08%
222 West Adams Street
Chicago, IL 60606-5307

INCOME FUND CLASS N

Charles Schwab & Co. Inc.                                         73.11%
Attn. Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Post & Co.                                                         9.28%
c/o The Bank of New York
Mutual Fund/Reorg Dept.
P.O. Box 1066 Wall St. Station
New York, NY 10268-1066

NF SC                                                              9.09%
B O Our Customers
Liberty Street
One World Financial Center
Attn. Mutual Funds Dept. 5th Fl
New York, NY  10281

As of May 15, 2000, the Trust's officers and trustees as a group owned (or held or shared investment or voting power with respect to) 13,287 shares or 10.39% of the Tax-Managed Growth Fund's Class I shares, 22,955 shares or 1.74% of the Large Cap Growth Fund's Class I shares, 4,907 shares or 79.16% of the Large Cap Growth Fund's Class N Shares, 139,007 shares or 6.82% of the Small Cap Growth Fund's Class I shares, 1,981 shares or 19.42% of the Small Cap Growth Fund's Class N shares, 130,424 shares or 1.21% of the International Growth Fund's Class I shares, 107,064 shares or 21.22% of the Emerging Markets Growth Fund's Class I shares, 167,279 shares or 4.65% of the Value Discovery Fund's Class I shares, 3,659 shares or 1.29% of the Value Discovery Fund's Class N shares, and 9,982 shares or 2.73% of the Disciplined Large Cap Fund's Class I shares. As of May 15, 2000, the Trust's officers and directors as a group did not own more than 1% of the outstanding shares of any class of shares of any Fund, except as noted above. These figures do not include shares of the Funds that may be indirectly owned by certain officers of the Trust as a result of their interest in the William Blair Profit Sharing Plan.

BROKERAGE AND FUND TRANSACTIONS. Decisions on portfolio transactions (including the decision to buy or sell, the appropriate price, allocation of brokerage, use of a broker as agent or dealer as principal and negotiation of commissions) normally are made by the Adviser. In purchasing and selling portfolio securities, the Trust seeks to obtain the most favorable overall result, taking into account the net price, the method of execution and research services provided by the broker. Such research services include economic forecasts and analytical, narrative and statistical reports on industries and companies for consideration by the Trust and the Adviser's other clients.

Portfolio transactions may increase or decrease the return of a Fund depending upon the Adviser's ability to correctly time and execute such transactions. A portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases (excluding in either case cash equivalents, such as short-term corporate notes) by the portfolio's monthly average net assets and multiplying by 100 (with all securities with maturities and expirations of one year or less excluded from the computation). The Fund's turnover rate will also vary from year to year depending on market conditions. Since the Ready Reserves Fund's assets are invested in securities with short (less than one year) effective maturities, its portfolio will turn over many times a year. Such securities, however, are excluded from the Securities and Exchange Commission's required portfolio turnover rate calculations, resulting in no portfolio turnover rate for reporting purposes. The Adviser anticipates that the Millennium Fund will have a turnover rate substantially higher than most other mutual funds; for this reason, the Millennium Fund will incur brokerage commissions and other transactions cost at a much higher level than most mutual funds.

Selection of a broker for a particular portfolio transaction depends on many factors, some of which are subjective and which include the net price, the confidentiality, reliability, integrity, the size and nature of the transaction and the market in which it is to occur and any research or other services that the broker has provided. The Adviser determines the overall reasonableness of brokerage commissions and of premiums and discounts on principal transactions (which do not involve commissions) by review of comparable trades for the Adviser's other clients and in the market generally. If more than one broker is believed to be equally qualified to effect a portfolio transaction, the Adviser may assign the transaction to a broker that has furnished research services, but the Adviser has no agreement, formula or policy as to allocation of brokerage. The Adviser may place orders with a broker on the basis that the broker has or has not sold shares of a Fund.

The Trust may pay to brokers that provide research services to the Adviser a commission higher than another broker might have charged if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Adviser's overall responsibility to its advisory accounts. The extent to which such commissions exceed commissions solely for execution cannot be determined, but such research services, which are involved in portfolio transactions for the Trust and for the Adviser's other advisory accounts, can be of benefit to both the Trust and such other accounts. The value of research services that are provided by brokers who handle portfolio transactions for the Trust cannot be precisely determined and such services are supplemental to the Adviser's own efforts, which are undiminished thereby. The Adviser does not believe that its expenses are reduced by reason of such services, which benefit the Trust and the Adviser's other clients. Transactions in over-the-counter securities are generally executed as principal trades with primary market makers, except where it is believed that a better combination of price and execution could otherwise be obtained. The Adviser receives research products and services from broker/dealers and third parties in the form of written reports on individual companies and industries of particular interest to the Adviser, general economic conditions, pertinent Federal and State legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, and industry experts; comparative performance and evaluation and technical measurement services for issuers, industries and the market as a whole; access to and monitoring of equity valuation models; and services from recognized experts on investment matters of particular interest to the Adviser.

The Growth Fund paid total brokerage fees of $905,779, $515,832 and $422,714 in 1999, 1998 and 1997, respectively. None of these brokerage fees were paid to a broker that was an affiliated person of the Trust or to a broker of which an affiliated person was an affiliated person of the Trust or of the Adviser. The increase in brokerage fees from year to year is in proportion to the change in the Fund's asset size.

The International Growth Fund paid brokerage fees of $1,181,973, $889,064 and $820,267 in 1999, 1998 and 1997, respectively. None of these brokerage fees were paid to a broker that was an affiliated person of the Trust or to a broker of which an affiliated person was an affiliated person of the Trust or of the Adviser.

The Emerging Markets Growth Fund paid brokerage fees of $79,199 in 1999 and $60,161 in 1998. None of these brokerage fees were paid to a broker that was an affiliated person of the Trust or to a broker of which an affiliated person was an affiliated person of the Trust or the Adviser.

The Value Discovery Fund paid total brokerage fees of $114,434 in 1999, $103,906 in 1998 and $35,216 in 1997. None of these brokerage fees were paid to a broker that was an affiliated person of the Trust or to a broker of which an affiliated person was an affiliated person of the Trust or of the Adviser.

The Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Disciplined Large Cap Fund paid brokerage fees of $600, $822, $2,376 and $941 for the period from December 27, 1999 (Commencement of Operations) to December 31, 1999, respectively.

No brokerage commissions were paid by the Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Disciplined Large Cap Fund during the last fiscal year ended December 31, 1998 because the Funds did not commence operations until December 27, 1999.

Purchases and sales of portfolio securities for the Income Fund and the Ready Reserves Fund usually are principal transactions, either directly with the issuer or with an underwriter or market maker, with no brokerage commissions paid by the portfolio. No brokerage commissions were paid by the Income Fund or the Ready Reserves Fund during the fiscal years ended December 31, 1999, 1998 and 1997. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include the spread between the bid and asked prices. The primary consideration in the allocation of transactions is prompt execution of orders in an effective manner at the most favorable price.

Generally, the investment decisions for the Funds are reached independently from those for other accounts managed by the Adviser. However, some other accounts may make investments in the same type of instruments or securities as the Funds at the same time as the Funds. Such other accounts may include private investment funds operated by the Adviser which compete directly with the Millennium Fund for securities - particularly those sold in private placements or initial public offerings ("IPOs"); the Adviser and its personnel may stand to benefit more personally from good investment performance by these private investment funds than by equivalent performance of the

Millennium Fund. In those instances where the Funds and another client of the Adviser trade in the same type of instrument at the same time, the Adviser has established allocation procedures that ensure an equitable allocation of such trades among its various clients and the Funds. In some cases this procedure may affect the size or price of the position obtainable for the Funds. However, it is the opinion of the Board of Trustees that the benefits available because of the Adviser's organization outweigh any disadvantages that may arise from exposure to simultaneous transactions.

No portfolio transactions are executed for the Funds with or through the Adviser or any affiliated broker-dealer of the Adviser. The Funds may purchase securities from other members of an underwriting syndicate of which the Adviser or an affiliated broker-dealer is a participant, but only under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted and reviewed periodically by the Board of Trustees.

                      INVESTMENT POLICIES AND RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions for each portfolio that, along with the Fund's investment objective, can not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the lesser of (a) 67% of the shares of the portfolio at a meeting where more than 50% of the outstanding voting shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding voting shares of the Fund. All percentage restrictions on investments apply at the time the investment is made and shall not be considered to violate the limitations unless, immediately after or as a result of the investment, a violation of the restriction occurs. There can be no assurance that a portfolio will meet its investment objective.

Except as otherwise noted, the following fundamental investment restrictions apply to each Fund:

CONCENTRATION. Each Fund except the Millennium Fund and the Ready Reserves
Fund:

Millennium Fund: The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax exempt securities.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund will invest more than 25% of its assets in the following industries: electronics, including hardware, software, networks and components; telecommunications services and equipment; electronic commerce; information services; contract manufacturing services; media; biotechnology; genomics; healthcare services; drugs and medical services.

Ready Reserves Fund: The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry; provided, however, that the Fund reserves the freedom of action to invest up to 100% of its total assets in securities or instruments issued by domestic banks, which include certificates of deposit, time deposits, bankers' acceptances and repurchase agreements.

SENIOR SECURITIES AND BORROWING. The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof may permit.

UNDERWRITING. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

REAL ESTATE. The Fund may not purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instrument; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

COMMODITIES. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instrument; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, or investing in securities that are secured by physical commodities.

LENDING. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

DIVERSIFICATION.

Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, and Disciplined Large Cap Fund.

         The Fund will operate as an open-end, diversified, management type investment company, as defined in the 1940 Act. The Fund will not purchase any security if doing so would cause more than 10% of the voting securities of the issuer to be held by the Fund.

International Growth Fund:

         The Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer is considered as one class. (This restriction does not apply to obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.)

Emerging Markets Growth Fund and Value Discovery Fund:

         The Fund may not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result,
         (i) more than 5% of the portfolio's total assets would be invested in the securities of that issuer or (ii) the portfolio would hold more than 10% of the outstanding voting securities of that issuer.

Millennium Fund:

         The Fund is a non-diversified fund as such term as defined in the Investment Company Act of 1940. The Fund invest its assets so that securities each representing more than 5% of the Fund's total assets may comprise more than 25% of the Fund's total assets. This policy is non-fundamental and may be changed by a majority vote of the Board of Trustees.

Income Fund and Ready Reserves Fund:

         The Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.

         The Fund may not purchase more than 10% of any class of securities of any issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

The following are each Fund's non-fundamental operating policies, which may be changed by the Trust's Board of Trustees without shareholder approval.

The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, International Growth Fund, Emerging Markets Growth Fund, Disciplined Large Cap Fund, Value Discovery Fund, and Millennium Fund may not:

(1) Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

(2) Sell securities short, unless the portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff and provided that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(3) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

The Income Fund may not:

(1) Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(2) Purchase common stocks, preferred stocks, convertible preferred bonds, warrants or other equity securities.

(3) Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

The Ready Reserves Fund may not:

(1) Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(2) Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities.

                              INVESTMENT PRACTICES

The Prospectus describes each Fund's investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. The following discussion supplements the discussion contained in the Prospectus, including the Investment Glossary at the end of the Prospectus. Not all of the Funds may invest in all of the types of investments listed below.

BORROWINGS. Note: Presently, the Funds only intend to borrow from banks for temporary or emergency purposes. However, each Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

COLLATERALIZED OBLIGATIONS. Mortgage-Backed Securities. Collateralized obligations include mortgage-backed collateralized obligations ("mortgage-backed securities"). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage

Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a portfolio purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce it.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

Guaranteed Mortgage Pass-Through Securities. Mortgage pass-through securities represent participation interests in pools of residential mortgage loans originated by United States Governmental or private lenders and guaranteed, to the extent provided in such securities, by the United States Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the services of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the portfolio will invest will include those issued or guaranteed by GNMA, FNMA and FHLMC.

GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates ("Ginnie Mae Certificates") that are based upon and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act or Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended (VA Loans), or by pools of other eligible mortgage loans. Ginnie Mae Certificates represent a pro rata interest in one or more pools of eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the United States Treasury with no limitations as to amount.

FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a United States Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing the holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans) and any principal prepayments, on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the United States Government. FNMA has limited rights to borrow from the United States Treasury.

FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

FHLMC guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. FHLMC also guarantees to each holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not always guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs last, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the United States Government. FHLMC has limited rights to borrow from the United States Treasury.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities ("private pass-throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private pass-throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private pass-throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. See "Types of Credit Support," below.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. Collateralized mortgage obligations, or "CMOs," are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets and any reinvestment income thereon provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all the interest (the interest-only or "IO" class), while the other class will receive all the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets and a rapid rate of principal payments may have a material adverse effect on the portfolio's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recoup its initial investment in these securities.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed and, accordingly, may have less liquidity than other securities. The portfolio will invest only in IO and PO class mortgage obligations collateralized by securities guaranteed by the United States Government.

Types of Credit Support. Mortgage-backed and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "overcollateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based upon historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being scrutinized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. The Income Fund may invest in these and other types of asset-backed securities that may be developed in the future.

As with mortgage-backed securities, the yield characteristics of asset-backed securities differ from traditional debt securities. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. See

"Mortgage-Backed Securities," above. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Although certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities, during any particular period, the predominant factors affecting prepayment rates on mortgage-backed securities and asset-backed securities may be different.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the services to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Inverse Floaters. The Income Fund may invest in mortgage derivative products like inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The income from an inverse floater may be magnified to the extent that its rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of magnification in an inverse floater, the greater the volatility in its market value. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The coupon of an inverse floating rate note moves inversely to the movement of interest rates. In addition, mortgage-backed inverse floaters will experience approximately the same changes in average lives and durations that other comparable fixed-rate mortgage-backed bonds do when prepayments rise and fall with declines and increases in interest rates. In a rising interest rate environment, the declining coupon coupled with the increase in the average life can magnify the price decline relative to a fixed-rate obligation. Conversely, rate declines increase coupon income and gradually shorten the average life, which tends to amplify the price increase. Inverse floaters are typically priced based on a matrix.


DERIVATIVE INSTRUMENTS. In General. The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, International Growth Fund, Emerging Markets Growth Fund, Disciplined Large Cap Fund, Value Discovery Fund, and Millennium Fund may use derivative instruments solely for the purpose of bona fide hedging or risk management. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging. The Funds may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk. The Funds may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (i.e., stocks or bonds) would.

Exchange and OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Adviser's decision to engage in a derivative transaction will reflect its judgment that the derivative transaction will provide value to the Funds and their shareholders and is consistent with the Funds' objectives, investment limitations, and operating policies. In making such a judgment, the Adviser will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Funds' entire portfolio and investment objective.

(2) Credit Risk. The Funds will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Funds will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

(3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the hedged position are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Funds might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Funds were unable to close out their positions in such instruments, they might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Funds' ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Funds sell a portfolio security at a disadvantageous time. The Funds' ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Funds.

(5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside gain in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Funds' ability to use derivative instruments may be limited by certain tax considerations.

The Funds have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Funds includes representations that the Funds will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Funds may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of a Fund's net assets. Adherence to these guidelines does not limit a Fund's risk to 5% of the Fund's assets.

The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Funds' assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Funds' assets, as defined under the 1940 Act, the SEC has stated that the Funds may use coverage or the segregation of the Funds' assets. To the extent required by SEC guidelines, the Funds will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered". The Funds will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Funds' assets to segregated accounts could impede portfolio management or the Funds' ability to meet redemption requests or other current obligations.

In some cases, the Funds may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Funds uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Adviser may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

Options. The Funds may use options for any bona fide hedging or risk management purpose. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Funds may buy or write (sell) put and call options on assets, such as securities, currencies, futures, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Funds may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

The Funds may purchase (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Funds to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Funds will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Funds would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Funds will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Funds may effectively terminate a right or obligation under an option by entering into a closing transaction. For example, the Funds may terminate an obligation under a call or put option that they had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Funds may terminate a position in a put or call option they had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Funds may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Funds and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Funds purchase or write an OTC option, they rely on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Funds as well as the loss of any expected benefit of the transaction.

The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Funds might be unable to close out an OTC option position at any time prior to its expiration. If the Funds were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Funds also may engage in options transactions as described above on securities indices and other financial indices and in so doing can achieve many of the same objectives they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. The Funds may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Funds will engage in this strategy only when the Adviser believes it is more advantageous to the Funds than purchasing the futures contract.

The Funds may use futures contracts solely for the purpose of bona fide hedging or risk management. A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

Although techniques other than sales and purchases of futures contracts could be used to reduce the Funds' exposure to market or interest rate fluctuations, the Funds may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Funds realize a gain; if it is more, the Funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Funds upon entering into a futures contract. Instead, at the inception of a futures contract, the Funds are required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Funds at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Funds' obligations to or from a futures broker. When the Funds purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Funds purchase or sell a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Funds have insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Funds were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Funds would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Funds would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Swap Agreements. The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments solely for the purpose of bona fide hedging or risk management, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return or spread. The Funds also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Funds anticipate purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceed a specified rate or amount, or "cap;" floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or "floor;" and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements interest or values exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Funds, the obligations of the parties would be exchanged on a "net basis." Consequently, the Funds' obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend, in part, on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, they are less liquid than swaps. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 ("IRC") may limit the Funds' ability to use swap agreements. The swaps market is largely unregulated.

The Funds will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Funds will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Additional Derivative Instruments and Strategies. In addition to the derivative instruments and strategies described above and in the Prospectus, the Adviser expects additional derivative instruments and other hedging or risk management techniques to develop from time to time. The Adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the Funds' investment objective and permitted by the Funds' investment limitations, operating policies, and applicable regulatory authorities.

FOREIGN SECURITIES. Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Most of the foreign securities held by the portfolios will not be registered with the Securities and Exchange Commission (the "SEC"), nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the portfolio than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The portfolio's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the costs of maintaining custody of foreign securities exceeds custodian costs for domestic securities and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the portfolio may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the

United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the portfolio would be subject.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a portfolio could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to portfolio shareholders. Further, no accounting standards exist in Eastern European countries.

Investing in Russian securities involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a portfolio's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade;
(10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by a portfolio due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for a portfolio to lose its registration through fraud, negligence or even mere oversight. While each portfolio will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the portfolio of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent a portfolio from investing in the securities of certain Russian issuers deemed suitable by its portfolio manager. Further, this also could cause a delay in the sale of Russian securities by a portfolio if a potential purchaser is deemed unsuitable, which may expose the portfolio to potential loss on the investment.

Each portfolio endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a portfolio changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a portfolio from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the portfolio are uninvested and no return is earned thereon. The inability of the portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the portfolio due to subsequent declines in the value of such portfolio security or, if the portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

Foreign securities may be purchased through depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") Global Depository Receivables ("GDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. For purposes of the portfolio's investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

FORWARD FOREIGN CURRENCY TRANSACTIONS. The foreign securities held by the Funds will usually be denominated in foreign currencies and the Funds may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's securities are denominated may have a detrimental impact on that Fund.

A Fund may enter into forward foreign currency contracts ("forward currency contracts") in an effort to control some of the uncertainties of foreign currency rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Fund will not engage in foreign currency contracts in which the specified future date is more than one year from the time of entering into the contract. In addition, the Fund will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities which the Fund holds or intends to purchase. Thus, the Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund securities or other assets denominated in that currency.

The Funds may use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, a Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

The Funds may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if the portfolio held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

Upon the maturity of a forward currency transaction, the portfolio may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates the Fund's contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund realizes a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities the portfolio owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the portfolio will depend on the ability of the portfolio's investment manager to accurately predict future currency exchange rates.

FOREIGN CURRENCY FUTURES. Generally, foreign futures contracts will be executed on a U.S. exchange. To the extent they are not, however, engaging in such transactions will involve the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic (U.S.) exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures transaction occurs. Therefore, entities (such as the portfolio) which trade foreign futures contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, Commodity Futures Trading Commission ("CFTC") regulations, the rules of the National Futures Association or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures and, therefore, the potential profits and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract is placed and the time it is liquidated, offset or exercised.

HIGH-YIELD/HIGH-RISK SECURITIES. High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (such as Standard & Poor's Ratings Services and Moody's Investors Service, Inc.).

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high- yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

INVESTMENT COMPANIES. The Trust has applied for certain exemptive relief with the SEC that, if granted, will allow the Funds to invest a portion of their assets into shares of the Ready Reserves Fund based upon the terms and conditions of such relief.

ILLIQUID SECURITIES. Illiquid securities are securities that are not readily marketable. The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight for such determinations. The Board of Trustees has approved procedures that allow the Adviser to deem Section 4(2) commercial paper liquid only if the Adviser determines that there is no significant difference between Section 4(2) commercial paper and traditional commercial paper based upon an evaluation of the following characteristics: (i) market characteristic, such as the nature of the security and the nature of marketplace trades; (ii) trading characteristics, such as the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers; and (iii) the quality of the issue or issuer. With respect to a portfolio's foreign holdings or unregistered securities, a foreign or unregistered security may be considered liquid by the Adviser (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market or resold to institutional investors and the facts and circumstances support a finding of liquidity.

LENDING. The Income Fund may from time to time lend securities (but not in excess of 75% of its assets) from its portfolio to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, government agency securities, U.S. Government instrumentality securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned plus accrued interest; (2) the portfolio may at any time call the loan and regain the securities loaned; and (3) the Adviser (under the supervision of the Board of Trustees) has reviewed the creditworthiness of the borrower and has found it satisfactory. The Funds will receive from the borrower amounts equal to the interest paid on the securities loaned and will also earn income for having made the loan. Any cash collateral will be invested in short-term securities, the income from which will increase the return to the portfolio. The risks associated with lending portfolio securities are similar to those of entering into repurchase agreements. While the Value Discovery Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund and Disciplined Large Cap Fund also have the authority to lend portfolio securities, they have no current intention to do so.

NEW COMPANIES. The Millennium Fund may invest its assets in the securities of companies with continuous operations of less than three years ("new companies"). Investments in new companies involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of new companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

      Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Millennium
Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

PRIVATE INVESTMENT FUNDS. Up to 10% of the Millennium Fund's net assets may be invested in U.S. or foreign private limited partnerships or other investment funds ("Private Funds") that themselves invest in equity or debt securities of companies in the venture capital or post-venture capital stages of development. In selecting Private Funds for investment, the Adviser attempts to invest in a mix of Private Funds that will provide an above average internal rate of return (i.e., the discount rate at which the present value of an investment's future cash inflows (dividend income and capital gains) are equal to the cost of the investment). The Adviser believes that the Fund's investments in Private Funds offer individual investors a unique opportunity to participate in venture capital and other private investment funds, providing access to investment opportunities typically available only to large institutions and accredited investors. Although the Fund's investments in Private Funds are limited to a maximum of 10% of the Fund's assets (measured at the time the investments are made), these investments are highly speculative and volatile and may produce gains or losses in this portion of the Fund that exceed those of the Fund's other holdings and of more mature companies generally.

      Because Private Funds generally are investment companies for purposes of the 1940 Act, the Millennium Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and will involve certain risks. In valuing the Fund's holdings of interests in Private Funds, the Fund will be relying on the most recent reports provided by the Private Funds themselves prior to calculation of the Fund's net asset value. These reports, which are provided on an infrequent basis, often depend on the subjective valuations of the managers of the Private Funds and, in addition, would not generally reflect positive or negative subsequent developments affecting companies held by the Private Fund. Debt securities held by a Private Fund will tend to be rated below investment grade and may be rated as low as C by Moody's or D by S&P. Securities in these rating categories are in payment default or have extremely poor prospects of attaining any investment standing.

      Although investments in Private Funds offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operation results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

      Interests in the Private Funds in which a Fund may invest will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain of the Private Funds in which the Millennium Fund may invest may pay their investment managers a fee based on the performance of the Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to regulated investment companies. The valuation of companies held by Private Funds, the securities of which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings may affect the Fund's net asset value calculations. Private Funds in which the Fund invests will not borrow to increase the amount of assets available for investment or otherwise engage in leverage.

      The Fund may also hold non-publicly traded equity securities of companies in the venture capital and post-venture capital stages of development, such as those of closely-held companies or private placements of public companies. The portion of the Fund's assets invested in these non-publicly traded securities will vary over time depending on investment opportunities and other factors. The Fund's illiquid assets, including Private Funds and other non-publicly traded securities, may not exceed 15% of the Fund's net assets.

REPURCHASE AGREEMENTS. In a repurchase agreement, a portfolio buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a portfolio's ability to dispose of the underlying securities. The risk to a portfolio is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that the portfolio is entitled to sell the underlying collateral. The loss, if any, to the portfolio will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the portfolio may be delayed or limited. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which the portfolio enters into repurchase agreements to evaluate those risks. The Board of Trustees will review and monitor the creditworthiness of broker-dealers and banks with which a portfolio enters into repurchase agreements. A portfolio may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

RESTRICTED SECURITIES. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the portfolio might obtain a less favorable price than prevailed when it decided to sell. If through the appreciation of restricted securities or the depreciation of unrestricted securities, a portfolio would be in a position where more of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Adviser), than is permitted by its investment restrictions, the Fund will take such steps as it deems advisable, if any, to protect liquidity.

SMALL COMPANIES. While smaller companies generally have the potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, the portfolio may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Value Discovery Fund, the Emerging Markets Growth Fund, the Millennium Fund, and to a lesser extent, the Growth Fund and the International Growth Fund, may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting securities for the portfolio than in a fund that invests in larger, more established companies.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase newly issued securities on a when-issued basis and may purchase or sell portfolio securities on a delayed delivery basis. When a Fund purchases securities on a when-issued or a delayed delivery basis, it becomes obligated to purchase the securities and it has all the rights and risks attendant to ownership of the securities, although delivery and payment occur at a later date. A Fund will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

At the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Normally, settlement occurs within one month of the purchase or sale.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring securities consistent with the Fund's investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes, but each Fund reserves the right to sell these securities before the settlement date if deemed advisable. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing securities on a when-issued or delayed delivery basis, each Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

                   ADDITIONAL INFORMATION ABOUT SHARE CLASSES

PURCHASES

PURCHASE OF SHARES--ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares at the end of the seventh year after issuance (at the end of the third year after issuance for Income Fund). Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. Class N shares are sold to investors without an initial sales charge or a contingent deferred sales charge but have higher ongoing expenses than Class I shares. Class I shares are sold to investors without an initial sales charge or a contingent deferred sales charge, and have lower ongoing expenses than Class N shares. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C shares, Class N shares or Class I shares.
The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structure and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees and shareholder services fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                   ANNUAL             ANNUAL
                                                 12B-1 FEES         SHAREHOLDER
                                                 (AS A % OF        SERVICES FEES
                                                AVERAGE DAILY   (AS A % OF AVERAGE          OTHER
                       SALES CHARGE              NET ASSETS)     DAILY NET ASSETS)       INFORMATION
                       ------------             -------------   -------------------      -----------
Class A     Maximum initial sales charge of         None               0.25%        Initial sales charge
            5.75% (2.00% for the Income                                             waived or reduced
            Fund) of the public offering price                                      for certain
                                                                                    purchases

Class B     Maximum contingent deferred             0.75%              0.25%        Shares convert to
            sales charge of 5.00% (2.00% for                                        Class A shares
            the Income Fund) of redemption                                          seven years after
            proceeds; declines to zero after                                        issuance (three for
            six years (two years for the                                            the Income Fund)
            Income Fund)

Class C     Contingent deferred sales charge        0.75%              0.25%        No conversion
            of 1% of redemption proceeds for                                        feature
            redemptions made during first
            year after purchase

Class N     None                                    0.25%(1)           None         None, subject to
                                                                                    certain conditions

Class I     None                                    None               None         None, subject to
                                                                                    certain conditions

--------------

(1) For all Funds except the Income Fund (0.15%) and the Ready Reserves Fund (0.35%).

ELIGIBILITY. In addition to the eligibility requirements set forth in the prospectus, the following types of investors may invest in the following classes of shares:

Class I:

(1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of William Blair and its affiliates and rollover accounts from those plans; and

(2) investment companies managed by William Blair that invest primarily in other investment companies.

Share certificates will not be issued.

DISTRIBUTION FEES. Each Fund has adopted plans under Rule 12b-1 ("Distribution Plans") that provide for fees to compensate the Distributor for distribution and services for Class B, Class C and Class N shares. Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and cost more than other types of sales charges.

For its services under the Distribution Plan, the Distributor receives a distribution fee from each Fund, payable monthly, at the annual rate of 0.75%, 0.75% and 0.25%, of average daily net assets attributable to Class B, Class C and Class N shares, respectively, of each Fund except for Class N shares of the Income Fund and the Ready Reserves Fund. For the Class N shares of the Income Fund and Ready Reserves Fund, the Distributor receives a fee under the Distribution Plan, payable monthly, at the annual rate of 0.15% and 0.35%, respectively.

If a Distribution Plan is terminated in accordance with its terms, the obligation of a Fund to make payments to the Distributor pursuant to the Distribution Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor in excess of its fees under a Distribution Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Distribution Plan may or may not be sufficient to reimburse the Distributor for its expenses incurred.

SHAREHOLDER SERVICE FEES. Shareholder services are provided to each Fund's Class A, Class B and Class C shares under a Shareholder Services Agreement with the Distributor. The Distributor bears all its expenses of providing services pursuant to the Shareholder Services Agreement, including the payment of shareholder service fees. The Fund pays the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of Class A, Class B and Class C shares of the Fund.

SUMMARY OF ONGOING FEES FOR CLASS A SHARES. Under a Shareholder Service Agreement, the Funds pay a shareholder services fee to the Distributor, payable monthly, at an annual rate of 0.25% of average daily net assets of each Fund attributable to Class A shares. The fee is accrued daily as an expense of Class A shares.

SUMMARY OF ONGOING FEES FOR CLASS B SHARES. Under a Distribution Plan, the Funds pay a distribution fee to the Distributor, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class B shares. Under a Shareholder Service Agreement, the Funds also pay to the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of each Fund attributable to Class B shares. Both fees are accrued daily as an expense of Class B shares.

SUMMARY OF ONGOING FEES FOR CLASS C SHARES. Under a Distribution Plan, the Funds pay a distribution fee to the Distributor, payable monthly, at an annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. Under a separate Shareholder Services Agreement, the Funds also pay to the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of each Fund attributable to Class C shares. Both fees are accrued daily as an expense of Class C shares.

SUMMARY OF ONGOING FEES FOR CLASS N SHARES. Under a Distribution Plan, the Funds pay a distribution fee to the Distributor, payable monthly, at the annual rate of 0.25% of average daily net assets of each Fund (0.15% for the Income Fund and 0.35% for the Ready Reserves Fund) attributable to Class N shares. The fee is accrued daily as an expense of Class N shares.

SUMMARY OF ONGOING FEES FOR CLASS I SHARES. The Funds do not pay a distribution or shareholder services fee for Class I shares.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below:

                                            EQUITY FUNDS SALES CHARGE
                         -------------------------------------------------------------
                                                                    ALLOWED TO DEALERS
                          AS A PERCENTAGE     AS A PERCENTAGE OF    AS A PERCENTAGE OF
   AMOUNT OF PURCHASE    OF OFFERING PRICE     NET ASSET VALUE*      OFFERING PRICE***
   ------------------    -----------------    ------------------     -----------------
$0 - $49,999                    5.75%              6.10%                 5.00%
$50,000 - $99,999               4.50%              4.71%                 3.75%
$100,000 - $249,999             3.50%              3.63%                 2.75%
$250,000 - $499,999             2.50%              2.56%                 2.00%
$500,000 - $999,999             2.00%              2.04%                 1.75%
$1 million and over**           0.00%              0.00%                 1.00%

--------------

*    Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***  Commission is payable by the Distributor as discussed below.


                                                INCOME FUND SALES CHARGE
                          ------------------------------------------------------------
                                                                    ALLOWED TO DEALERS
                           AS A PERCENTAGE    AS A PERCENTAGE OF    AS A PERCENTAGE OF
   AMOUNT OF PURCHASE     OF OFFERING PRICE    NET ASSET VALUE*      OFFERING PRICE***
   ------------------     -----------------    ----------------      -----------------

$0 - $49,999                     2.00%              2.04%                 1.75%
$50,000 - $99,999                2.00%              2.04%                 1.75%
$100,000 - $249,999              1.50%              1.52%                 1.25%
$250,000 - $499,999              1.50%              1.52%                 1.25%
$500,000 - $999,999              1.00%              1.01%                 0.75%
$1 million and over**            0.00%              0.00%                 0.50%

--------------
*    Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***  Commission is payable by the Distributor as discussed below.

Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which William Blair or an affiliate does not serve as investment manager ("non-William Blair Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-William Blair Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The Distributor may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. The redemption of the shares of the non-William Blair Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other William Blair Funds listed under "Special Features -- Class A Shares-- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge-Large Order NAV Purchase Privilege" below.

Class A shares may be sold at a net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of a Fund, its investment manager, its principal underwriter or certain affiliate companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with the Distributor and officers, directors and employees of service agents of the Funds, for themselves or their spouses or dependent children; and (c) any trust, pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide services related to order placement and payment to facilitate transactions in shares of the Funds for their clients pursuant to an agreement with the Distributor or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisors Act of 1940 and other financial services firms that adhere to certain standards established by the Distributor, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the Adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Funds. The Funds may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

Class B shares of a Fund will automatically convert to Class A shares of the same fund eight years (four years for the Income Fund) after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for the Distributor to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Contingent Deferred Sales Charge--Class C Shares" below.

PURCHASE OF CLASS N AND CLASS I SHARES. The public offering price of the Class N and Class I shares of a Fund is the next determined net asset value. No initial sales charge or contingent deferred charge is imposed. Since Class N and Class I shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class N and Class I shares for the investor's account.

FEES PAID BY DISTRIBUTOR TO SERVICE FIRMS. The Distributor may enter into related arrangements with various broker-dealer firms and other service firms ("firms"), that provide services and facilities for their customers or clients who are shareholders of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. The Distributor also may provide some of the above services and retains any portion of the fee under the Shareholder Services Agreement not paid to firms. Currently, the shareholder services fee payable to the Distributor is based upon all Fund assets.

CLASS A SHARES. Each Fund receives the entire net asset value of all its Class A shares sold. The Distributor retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers (up to 5.00% for equity funds and up to 1.75% for the Income Fund) is set forth in the table in "Initial Sales Charge Alternative--Class A shares" above. Upon notice to all dealers with whom it has sales agreements, the Distributor may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The Distributor may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares of all Funds (except the Income Fund) sold and 0.50% on the net asset value of shares of the Income Fund sold. For purposes of determining the appropriate commission percentage to be applied to a particular sale, the Distributor will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another asset value purchase privilege also applies.

For periods after the first year, the Distributor intends to pay firms for sales of Class A shares a shareholder services fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class A shares. The fee will continue until terminated by the Distributor or the Fund.

CLASS B SHARES. For Class B shares, the Distributor receives any contingent deferred sales charges but may compensate firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% for equity funds (1.50% for the Income Fund). For periods after the first year, the Distributor intends to pay firms for sales of Class B shares a shareholder services fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class B shares. The fee will continue until terminated by the Distributor or the Fund.

CLASS C SHARES. The Distributor currently intends to pay firms for sales of Class C shares a distribution and shareholder services fee of an initial 1.00% of the sale price at the time of sale and a periodic fee beginning one year after the sale, payable quarterly, at an annual rate of 1.00% of net assets attributable to Class C shares. The Distributor retains any contingent deferred sales charge on Class C shares.

CLASS N SHARES. The Distributor, in its discretion, may compensate firms, payable quarterly, at an annual rate up to 0.25% (0.15% for the Income Fund and 0.35% for the Ready Reserves Fund) of the net assets attributable to Class N shares.

GENERAL. Banks and other financial services firms may provide services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and the Distributor may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.



In addition to the discounts or commissions described above, the Distributor will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Noncash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or other funds underwritten by the Distributor.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by the Distributor of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' shares. Some may establish a higher minimum investment requirement than set forth above. Firms may arrange with their clients for other investments or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Funds' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Distributor for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their client's accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and reimbursement of cash dividends. Such firms may receive compensation from the Funds through the Distributor Service Agent for these services. This statement of additional information should be read in connection with such firms' material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made by this statement of additional information and reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversion of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described herein.

The Trust has authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Funds' behalf. Orders for purchase or redemption will be deemed to have been received by the Trust when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Trust and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

REDEMPTIONS.

Redemption Fees

The Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. Therefore, the Fund reserves the right to charge, at its discretion, a redemption fee of 1.00% on share redeemed with 180 days of purchase in circumstances where the Fund believes the redemptions may adversely affect the Fund's performance or shareholders.

SUSPENSION OF REDEMPTION OR DELAY IN PAYMENT. The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the Securities and Exchange Commission, so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Securities and Exchange Commission may permit by order for protection of the Trust's shareholders.

SPECIAL REDEMPTIONS. Although it is the present policy of all of the Funds to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the Funds will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record.

CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: for all Funds (except the Income Fund), 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase and for the Income Fund, 0.50% if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of:
(a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457, provided in each case that such plan has not less than 200 eligible employees; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (d) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (e) redemptions of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                          EQUITY FUNDS            INCOME FUND
                                       CONTINGENT DEFERRED    CONTINGENT DEFERRED
YEAR OF REDEMPTION AFTER PURCHASE         SALES CHARGE           SALES CHARGE
---------------------------------   ------------------------- -------------------
First..........................             5.00%                    2.00%
Second.........................             4.00%                    1.00%
Third..........................             3.00%                    0.00%
Fourth.........................             3.00%                    0.00%
Fifth..........................             2.00%                    0.00%
Sixth..........................             1.00%                    0.00%
Seventh........................             0.00%                    0.00%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan for up to 10% of net assets annually (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's William Blair IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount recordkeeping system made available by the Distributor: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's William Blair IRA accounts), (f) for any participant-directed redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Distributor and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to William Blair Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 4.00% (1.00% for the Income Fund) ($40 ($10 for the Income Fund)) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1999 will be eligible for the second year's charge if redeemed on or after December 1, 2000. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. The Distributor receives any contingent deferred sales charge directly.

SPECIAL FEATURES.

CLASS A SHARES--COMBINED PURCHASES. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any William Blair Fund.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus or statement of additional information, also apply to the aggregate amount of purchase of such Fund made by any purchaser within a 12-month period under a written Letter of Intent ("Letter") provided by the Distributor. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Distributor may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such William Blair Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included in this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the William Blair Funds (computer at the maximum offering price at the time of purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B, Class C, Class N and Class I shares may exchange their shares for shares of the corresponding class of other William Blair Funds in accordance with the provisions below.

Class A Shares. Class A shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another William Blair Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received, by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

Class N Shares. Class N shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class I Shares. Class I shares of the William Blair Funds may be exchanged for each other at their relative net asset values. However, clients of William Blair & Company, L.L.C. whose shares were converted into Class I shares on September 30, 1999 may exchange their Class I shares only for the Class I shares of another Fund whose shares they held on September 30, 1999 and which shares were converted into Class I shares; otherwise, such clients may only exchange their Class I shares for Class N shares of another Fund.

General. Shares of a William Blair Fund with a value in excess of $1,000,000 acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other Fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a written request to William Blair, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Distributor will honor requests by telephone subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Distributor by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for the funds that are available for sale in the shareholder's state of residence.

                            GENERAL TRUST INFORMATION

DETERMINATION OF NET ASSET VALUE. For each Fund, net asset value is not determined on the days that the New York Stock Exchange is closed, which generally includes the observance of New Year's Day, Dr. Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the net asset value for the Ready Reserves Fund is not calculated on the observance of Columbus Day and Veteran's Day. Net asset value is not required to be computed on a day when no orders to purchase shares were received and no shares were tendered for redemption.

As mentioned in the prospectus, the Ready Reserves Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount), rather than at current market value. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the portfolio would receive if it sold the instrument. Calculations are made to compare the value of the portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid price for such securities.

If a deviation of one-half of one percent or more were to occur between the net asset value per share calculated by reference to market values and the portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees determined would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the portfolio's net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

The Ready Reserves Fund has never had a deviation of one-half of one percent or more between its net asset value per share calculated by reference to market values and its $1.00 per share net asset value; therefore, no Board actions of the type described above have been taken. To use the amortized cost method of valuation, the portfolio is limited to investing in instruments that the Board of Trustees has determined present minimal credit risks and that are within certain rating categories of a nationally recognized statistical rating organization.

PERFORMANCE

From time to time, the Trust may advertise its total return for prior period. Any such advertisement would include at least average annual total return quotations for one-year, five-year and ten-year (or since inception) periods. Other total return quotations, aggregate or average, over other time periods may also be included.

HISTORICAL PERFORMANCE

In general. The historical performance or return of the Growth Fund, the Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Growth Fund, the Emerging Markets Growth Fund, the Disciplined Large Cap Fund, the Value Discovery Fund, the Millennium Fund and the Income Fund may be shown in the form of "average annual total return" and "total return" figures. The Tax-Managed Growth Fund may use annual average total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts and variable annuities. The Income Fund's and Ready Reserves Fund's historical performance or return may also be shown in the form of "yield figures." These various measures of performance are described below.

Average annual total return and total return measure both the net investment income generated by and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of the portfolio, assuming the reinvestment of all dividends during the period. Average annual total return figures represent the average annual percentage change over the period in question. Total returns represent the aggregate percentage or dollar value change over the period in question. Yield is a measure of the net investment income per share earned over a specified period, expressed as a percentage of the net asset value. Yield is an annualized figure, which means that it assumes that a portfolio generates the same level of net investment income over a one-year period.

The Trust may advertise cumulative (non-annualized) total return of each class of shares of a Fund for various periods. Cumulative total return is calculated by measuring the value of an initial investment in a given class of shares of a Fund at a given time, deducting the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end period by the amount of the initial investment and expressing the result as a percentage. Cumulative total return will be calculated separately for each class of shares. Cumulative total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

The Class A, B, C, and I shares of the William Blair Growth Fund, the William Blair International Growth Fund, the William Blair Emerging Markets Growth Fund, the William Blair Value Discovery Fund, and the William Blair Income Fund were not in existence before October 1, 1999. Only shares which are now Class N shares existed prior to that date. Performance information for the Class A, B, C and I shares of those Funds for periods prior to that date is based upon the historical performance of the Class N shares of each Fund, adjusted to assume the expenses associated with the respective Class A, B, C, and I shares of that Fund.

The performance quotations for all of the Funds are based upon historical results and are not necessarily representative of future performance. Returns and net asset value will fluctuate. The Funds' performance depends upon general market conditions, operating expenses and the performance of the investment manager. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

In addition, from time to time the adviser has voluntarily absorbed certain operating expenses of certain of the Funds. For the Income Fund, the Adviser voluntarily waived certain advisory management fees for the fiscal years from 1990 to 1993 and to the extent described under "Management of the Fund--Investment Adviser and Distributor." For the Value Discovery Fund, the Adviser voluntarily waived certain advisory fees from December 23, 1996 (Commencement of Operations) to December 31, 1997 and $14,000 of management fees in 1999 and to the extent described under "Management of the Fund -- Investment Adviser and Distributor." For the Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Emerging Markets Growth Fund, the Value Discovery Fund, and the Millennium Fund, the Adviser is currently voluntarily waiving certain advisory fees. Without such waivers, the performance results noted above for these Funds would be lower.

Average annual total return. The Funds' average annual total return is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in a portfolio's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the nth root (n representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. This calculation assumes that all income dividends and capital gains distributions by a Fund have been reinvested at net asset value on the reinvestment dates during the period.

The average annual total return for the Class N shares of the Funds for the one-, five- and ten-year periods, or, if less, from commencement of operations through December 31, 1999 are as follows:

                                                       10-YEAR OR
                                     1-YEAR   5-YEAR  LIFE OF FUND
                                     ------   ------  ------------
Growth Fund                           19.98%   22.77%   17.97%
Tax-Managed Growth Fund (1)             --       --      1.80
Large-Cap Growth Fund (1)               --       --      1.40
Small-Cap Growth Fund (1)               --       --      1.90
International Growth Fund (2)         96.25    22.88    20.17

                                                       10-YEAR OR
                                     1-YEAR   5-YEAR  LIFE OF FUND
                                     ------   ------  ------------

Emerging Markets Growth Fund (3)      79.31     --        20.69
Disciplined Large Cap Fund (1)           --     --         1.20
Value Discovery Fund (4)               6.10     --        12.54
Income Fund (5)                        0.34    6.45        7.06
--------------
(1) Commenced operations on December 27, 1999. Results are not annualized.
(2) Commenced operations on October 1, 1992.
(3) Commenced operations on May 1, 1998.
(4) Commenced operations on December 23, 1996.
(5) Commenced operations on September 25, 1990.


Average annual after-tax total return. The Tax-Managed Growth Fund's average annual after-tax total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10- year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formula:

After tax return (pre-liquidation):

                                               P(1+T)(n) = ATV(pre)

Where:            P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years
                  ATV(pre) =        after-tax value of a hypothetical $1,000
                                    payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, 10-year periods, assuming no liquidation of the investment at the end of the measurement periods.

In calculating after-tax returns, the Fund will, in general, make certain assumptions. First, the Fund will assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment. Second, the Fund will assume all distributions by the Fund are reinvested--less the taxes due on such dividends and distributions--at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Third, the Fund will calculate the taxes due on distributions by the Fund by applying the required federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Note that the required tax rates may vary over time. The Fund will assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). The Fund will not deduct any amounts for state or local taxes. Fourth, if the Fund elects to pass through any foreign taxes paid, the amount of the foreign taxes paid will be added to the ordinary income distribution before applying the required marginal tax rate to that portion of the distribution. Then, the taxes due on distributions will be reduced by the amount of the assumed foreign tax credit resulting from such distributions. If the calculated tax due is less than zero, the Fund will assume that the tax due equals to zero. Fifth, the Fund will include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, the Fund will assume an account size equal to the Fund's mean (or median) account size. The Fund will assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Finally, the Fund will state the total return to the nearest hundredth of one percent.

Total return. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value, dividing the remainder by the initial investment and expressing the result as a percentage. This calculation assumes that all income and capital gains dividends by the

Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

The total return for the Class N shares of the Funds for the one-, five- and ten-year periods, or, if less, from commencement of operations through December 31, 1999 are as follows:

                                   1-Year    5-Year   Life of Fund
                                   ------    -----    ------------
Growth Fund                        19.98%    179.06%     422.40%
Tax-Managed Growth Fund(1)         --         --           1.80
Large Cap Growth Fund(1)           --         --           1.40
Small Cap Growth Fund(1)           --         --           1.90
International Growth Fund(2)       96.25%    180.15      279.57
Emerging Markets Growth Fund(3)    79.31      --          36.84
Disciplined Large Cap Fund(1)      --         --           1.20
Value Discovery Fund(4)             6.10      --          42.55
Income Fund(5)                       .34      36.85       87.98

--------------
(1)   Commenced operations on December 27, 1999.
(2)   Commenced operations on October 1, 1992.
(3)   Commenced operations on May 1, 1998.
(4)   Commenced operations on December 23, 1996.
(5)   Commenced operations on September 25, 1990.

Yield. Like the portfolios' average annual total return, the yield for the Income Fund is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The yield is computed by dividing the net investment income per share earned during a specific one-month or 30-day period by the offering price per share on the last day of that period according to the following formula:

                                         YIELD = 2[(((a-b)/cd)+1)(6) - 1]

Where: a=     dividends and interest earned during the period

       b=     expenses accrued for the period (net of reimbursements)

       c= the average daily number of shares outstanding during the period entitled to receive dividends

       d= the offering price (net asset value) per share on the last day of the period

The Income Fund's current yield for the 30-day period ended December 31, 1999 was 6.56%. Semiannual compounding is assumed.

In computing the foregoing yield, the portfolio follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that the Fund uses to prepare its annual and interim financial statements in accordance with generally accepted accounting principles.

From time to time, the Trust may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for the Income Fund. Distribution rate is simply a measure of the level of income and short-term capital gain dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Income Fund's investments and from total return, which is a measure of the income actually earned by, plus the effect of any realized or unrealized appreciation or depreciation of, such investments during the period. Distribution rate, therefore, is not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include short-term gains (which may be nonrecurring) and may not include the effect of amortization of bond premiums.

The Ready Reserves Fund's yield quotations as they may appear in advertising and sales materials also are calculated by a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is annualized based on a seven-day period and computed as follows: the portfolio's net investment income per share (accrued interest on portfolio securities, plus or minus amortized purchase discount or premium, less accrued expenses) is divided by the price per share (expected to remain constant at $1.00) during the period ("base period return") and the result is divided by seven and multiplied by 365 and the current yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The effective yield is determined by taking the base period return and calculating the effect of assumed compounding according to the following formula:

                  YIELD = [(BASE PERIOD RETURN +1)(365/7)] - 1

The Ready Reserves Fund's effective yield is calculated similarly to its current yield, except that the net investment income earned is assumed to be compounded when annualized. The Ready Reserves Fund effective yield will be slightly higher than its current yield due to compounding.

The Ready Reserves Fund's current yield for the seven-day period ended December 31, 1999 was 4.67%. The Ready Reserves Fund's effective yield for the same period was 4.78%.

The Ready Reserves Fund's yield fluctuates and the publication of an annualized yield quotation is not a representation as to what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period the investment in the portfolio is held, but also on such matters as any realized gains and losses and changes in Fund expenses.

COMPARISON OF FUND PERFORMANCE TO MARKET INDICES.

From time to time, in marketing and other Trust literature, each Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar goals, as tracked by independent organizations. Such market comparisons are set forth briefly below.

From time to time, the Funds' performance may be compared to that of various unmanaged stock indices such as the Standard & Poor's 500 Stock Index, NASDAQ, Value Line and Russell 1000, 2000 and 3000. The Funds' performance may also be compared to the performance of other growth mutual funds or mutual fund indices as reported by Weisenberger/CDA Investment Technologies, Inc. ("CDA"), Lipper Analytical Services, Inc. ("Lipper") or Morningstar, Inc. ("Morningstar").

         - CDA: CDA is a widely recognized independent mutual fund reporting service that is based upon changes in net asset value with all dividends reinvested.

         - LIPPER: Lipper is a widely used independent research firm that ranks mutual funds' overall performance, investment objectives and assets. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends assumed to be reinvested. Lipper's calculations do not include the effect of any sales charges imposed by other funds. Lipper also issues a monthly yield analysis for fixed-income funds.

         - MORNINGSTAR: Morningstar rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three-, five- and ten-year periods. Ratings are not absolute and do not represent future results. Morningstar also publishes mutual fund rankings.

The portfolios may also compare their performance with that of indices, such as the Consumer Price Index or the Lehman Intermediate Government/Corporate Bond Index. The Lehman bond index is unmanaged and does not adjust for taxes payable on interest or dividends. When assessing a portfolio's performance as compared to that of any of these indices, it is important to note the differences and similarities between the investments that the portfolio may purchase and the investments measured by the applicable indices.

        - CONSUMER PRICE INDEX: The Consumer Price Index is generally considered to be a measure of inflation.

        - LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX: This index generally represents the performance of intermediate government and investment grade corporate debt securities under various market conditions.

The Trust may also utilize performance information in hypothetical illustrations. For example, a Fund may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan; (3) illustrate allocations among different types of mutual funds or other investments for investors at different stages of their lives; and (4) illustrate the benefits of compounding at various assumed rates of return.

Bank product performance may be based upon, among other things, the Bank Rate Monitor National Index or various certificates of deposit indices. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. treasury bill indices. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Average (All Taxable). Investors may also want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations and the rate of inflation.

Comparative performance information other than that listed above may be used from time to time in advertising the International Growth Fund and the Emerging Markets Growth Fund, including data from Micropal Ltd., an independent fund reporting service, and independent unmanaged indices. For the International Growth Fund indices include the Morgan Stanley Capital International's Europe, Australia and the Far East (EAFE) Index or Morgan Stanley Capital International's All Country World (Free) Except United States (ACWFxUS) Index. For the Emerging Markets Growth Fund such indices include the MSCI Emerging Markets (Free) Index.

From time to time marketing materials may show a Fund's asset class diversification, top sectors, ten largest holdings and other Fund asset structures. In addition, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, and breakdowns by geographic regions or industries. Materials may also mention how the Adviser believes a Fund compares relative to other William Blair Funds.

The portfolios may quote information from industry or financial publications of general U.S. or international interest, such as information from Morningstar, the Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, the Chicago Tribune, USA Today, Institutional Investor and Registered Representative. From time to time, the Adviser or portfolio manager may provide views on the current economy and portfolio strategy. In addition, portfolio holdings are available on a delayed basis upon request.

Occasionally statistics may be used in marketing materials to specify a Fund's volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

               Standard deviation = the square root of S(xi - xm)2

                                      n-1

Where:    S =    "the sum of",
          xi =   each individual return during the time period,
          xm =   the average return over the time period, and
          n =    the number of individual returns during the time period.

Statistics may also be used to discuss a Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

TAX STATUS. Each series (Fund) of the Trust is treated as a separate entity for accounting and tax purposes. The Trust has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Trust will not be subject to Federal income tax on its taxable income (including net short-term and long-term capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code.

Each Fund intends to declare and make distributions during the calendar year of an amount sufficient to prevent imposition of a 4% nondeductible Federal excise tax. The required distribution generally is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its net capital gain income for the one-year period ending October 31, plus the sum of any undistributed net investment income and capital gain net income from the prior year, less any over-distribution from the prior year.

The Trust is required to withhold Federal income tax at the rate of 31% (commonly called "backup withholding") from taxable distributions to shareholders that do not provide the Fund with a taxpayer identification (social security) number or in other circumstances where shareholders have failed to comply with Internal Revenue Service regulations.

Special tax provisions may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of a Fund's securities. Specifically, the mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain forward contracts, futures and foreign currency futures held by a Fund at the end of the Trust's fiscal year. Under these provisions, 60% of any capital gain net income or loss recognized will generally be treated as long-term and 40% as short-term. Although certain foreign currency forward contracts and foreign currency futures contracts are marked-to-market, any gain or loss related to foreign currency fluctuations is generally treated as ordinary income under Section 988 of the Code (see below). In addition, the straddle rules of the Code require deferral of certain losses realized on positions of a straddle to the extent that the portfolio has unrealized gains in offsetting positions at year end. The portfolios have elected to mark-to-market their investments in passive foreign investment companies for Federal income tax purposes.

Foreign exchange gains and losses realized by the Trust in connection with certain transactions that involve foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. For example, if a Fund sold a foreign stock or bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in higher net ordinary income, the dividends paid by the Fund will be increased; if such transactions result in lower net ordinary income, a portion of dividends paid could be classified as a return of capital.

The International Growth Fund, Emerging Markets Growth Fund, and, in some years, the New Millennium Fund, may qualify for and make an election permitted under the "pass through" provisions of Section 853 of the Code, which allows a regulated investment company to elect to have its foreign tax credit taken by its shareholders instead of on its own tax return. To be eligible for this credit, more than 50% of the value of the Fund's total assets at the close of its taxable year must consist of stock or other securities in foreign corporations, and the Fund must have distributed at least 90% of its taxable income.

If a Fund makes this election, it may not take any foreign tax credit and may not take a deduction for foreign taxes paid. However, the Fund is allowed to include the amount of foreign taxes paid in a taxable year in its dividends paid deduction. Each shareholder would then include in his gross income, and treat as paid by him, his proportionate share of the foreign taxes paid by the Fund.

If the U.S. government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the Fund, the Board of Trustees will promptly review the Fund's policies to determine whether significant changes in its investments are appropriate.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above and in the prospectus. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, and to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in a Fund.

RETIREMENT PLANS. The Trust offers a variety of retirement investment programs whereby contributions are invested in shares of the Trust's Funds and any income dividends or capital gain distributions are reinvested in additional full and fractional shares of the Fund.

Individual Retirement Accounts. One of the tax-deferred retirement plan accounts that may hold shares is an Individual Retirement Account ("IRA"). There are three kinds of IRAs that an individual may establish: traditional IRAs, Roth IRAs and education IRAs. With a traditional IRA, an individual may be able to make a deductible contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year prior to the year the individual reaches age 70 1/2 if neither the individual nor his or her spouse is an active participant in an employer's retirement plan. An individual who is (or who has a spouse who is) an active participant in an employer retirement plan may be eligible to make deductible IRA contributions; the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual's (and spouse's, if applicable) adjusted gross income for the year. Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, however, the individual nonetheless may make nondeductible contributions up to $2,000, or 100% of earned income if less, for that year. A spouse also may contribute up to $2,000, as long as the spouses' joint earned income is at least $4,000. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan may be rolled over into a traditional IRA also.

With a Roth IRA, an individual may make only nondeductible contributions; contributions can be made of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year, but only if the individual's (and spouse's, if applicable) adjusted gross income for the year is less than $95,000 for single individuals or $150,000 for married individuals. The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons and between $150,000 and $160,000 for married persons. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2. Distributions from a Roth IRA that satisfy certain requirements will not be taxable when taken; other distributions of earnings will be taxable. An individual with adjusted gross income of $100,000 or less generally may elect to roll over amounts from a traditional IRA to a Roth IRA. The full taxable amount held in the traditional IRA that is rolled over to a Roth IRA will be taxable in the year of the rollover, except rollovers made in 1998, which may be included in taxable income over a four-year period.

An education IRA provides a method for saving for the higher education expenses of a child; it is not designed for retirement savings. Generally, amounts held in an education IRA may be used to pay for qualified higher education expenses at an eligible (post-secondary) educational institution. An individual may contribute to an education IRA for the benefit of a child under 18 years old if the individual's income does not exceed certain limits. The maximum contribution for the benefit of any one child is $500 per year. Contributions are not deductible, but earnings accumulate tax-free until withdrawal, and withdrawals used to pay qualified higher education expenses of the beneficiary (or transferred to an education IRA of a qualified family member) will not be taxable. Other withdrawals will be subject to tax.

Please call the Trust to obtain information regarding the establishment of IRAs. An IRA plan custodian may charge fees in connection with establishing and maintaining the IRA. An investor should consult with a competent tax adviser for specific advice concerning his or her tax status and the possible benefits of establishing one or more IRAs. The description above is only very general; there are numerous other rules applicable to these plans to be considered before establishing one.

Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

Simplified Employee Pension Plans. An employer may establish a SEP plan under which the employer makes contributions to all eligible employees' IRAs. Any Fund's shares may be used for this purpose.

Qualified Retirement Plans. A corporation, partnership or sole proprietorship may establish a qualified money purchase pension and profit sharing plan and make contributions for each participant up to the lesser of 25% of each participant's gross compensation or $30,000. Such contributions may be made by the employer and, if certain conditions are met, participants may also make nondeductible voluntary contributions.

Under the Code, an investor has at least seven days in which to revoke an IRA after receiving certain explanatory information about the plan. Individuals who have received distributions from certain qualified plans may roll over all or part of such distributions into an IRA, which will defer taxes on the distributions and shelter investment earnings. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement, however, does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders are advised to consult with a tax professional regarding this requirement.

INDEPENDENT AUDITORS. The Trust's independent auditors are Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young audits and reports upon the Trust's annual financial statements, reviews certain regulatory reports, prepares the Trust's Federal and state tax returns and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is the Trust's Counsel.

CUSTODIAN. The Trust's custodian, Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117, has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust. The custodian for IRAs may be State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT SERVICES. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's transfer agent and dividend-paying agent. State Street, as the shareholder service agent, provides certain bookkeeping, data processing and administrative services pertaining to the maintenance of shareholder accounts.

REPORTS TO SHAREHOLDERS. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

                               SHAREHOLDER RIGHTS

All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a portfolio and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of directors, to elect all the directors. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

Under Delaware law, the Trust generally is not required to hold annual shareholders' meetings. Upon the written request of ten or more shareholders that have held Fund shares for at least six months in an amount equal to the lesser of 1% of the outstanding shares or $25,000, the Fund will either disseminate appropriate materials (at the expense of the requesting shareholders) or provide such shareholders access to a list of names and addresses of all shareholders of record. The written notice must state that the shareholders making such request wish to communicate with the other shareholders to obtain the signatures necessary to demand a meeting to consider removal of a director. The Fund will hold shareholders' meetings when requested to do so in writing by one or more shareholders collectively holding at least 10% of the shares entitled to vote, such request specifying the purpose or purposes for which each meeting is to be called, or when determined by a majority of the Board of Trustees in their discretion. Shareholders' meetings also will be held in connection with the following matters: (1) the election or removal of directors, if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the Act; (3) any termination of the Fund; (4) any amendment of the Declaration of Trust; (5) any merger, consolidation or sale of assets; (6) incorporation of the Trust; and (7) such additional matters as may be required by law, the Declaration of Trust, the By-Laws of the Fund or any registration of the Fund with the Securities and Exchange Commission or any state, or that the Trustees may consider necessary or desirable, such as changes in fundamental investment objectives, policies or restrictions.

The Trustees serve until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of their successors or until a director sooner dies, resigns, retires, or is removed by a majority vote of the shares entitled to vote or by a majority of the trustees. In accordance with the Act, the Trust will hold a shareholder meeting for the election of trustees at such time that (1) less than a majority of the trustees has been elected by the shareholders and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders. A trustee may be removed from office by a vote of the holders of a majority of the outstanding shares entitled to vote.

                               INVESTMENT CRITERIA

VALUE DISCOVERY FUND. The Value Discovery Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in the equity securities of small companies. The Adviser's small cap value search begins with the total universe of companies with market capitalizations of less than $1.5 billion. This represents approximately 90% of all companies trading in the U.S. They identify and quantify potential price/value disparities, conduct fundamental due diligence and formulate an opinion of the firm, estimate the value of the fund, calculate the total expected return for all portfolio and database firms daily, build a portfolio of high-expected return, low valuation and high quality firms and adhere to a structured sell discipline. In selecting companies for investment, the Adviser evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some portfolio holdings may not meet all of the following criteria:

         Material Price/Value Disparity--whether the company's current market value reflects a material discount from the Adviser's estimate of the company's intrinsic value. In determining a company's intrinsic value, the Adviser generally will assess whether a company's share price appears to be inexpensive relative to any of the following: sales, projected earnings, projected cash flow, discounted cash flow, asset values and liquidation value. The discount of the market value from the intrinsic value is considered material when it provides an adequate return opportunity compared to alternative small company investments. The Adviser believes that the short-term market assessment of a company's value can differ materially from a long-term perspective. Therefore, price/value disparities can result from particular industries and companies currently being in disfavor in the market. As the reasons for market disfavor dissipate, a market reassessment can result in price appreciation. However, there is no guarantee that this will result in market appreciation for a company.

         Probable Expansion in Profitability--whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon. The Adviser believes an expansion in profit margins generally results in improved market valuation. Therefore, the Adviser will look for companies that it believes have the potential for normal, sustainable levels of profitability greater than their current levels. Factors used to assess the normal level of future profitability for a company include industry profit levels and competitiveness and the company's competitive advantages and business strategy.

         Skilled and Committed Management--whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution. Generally, this determination will be made through due diligence with management, which often includes on-site meetings. Factors used to assess management's ability to execute its business strategy include tangible evidence of prior business success and management's level of financial commitment to the company through equity ownership.

         Strong Capital Structure--whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

         Positive Catalyst--the likelihood that the company will undergo a positive corporate change within a three-year investment horizon. Examples of positive corporate changes may include: successful execution of its business plan, acquisitions, mergers, spin-offs, divestitures, new products and management additions or changes. The portfolio seeks to invest in companies before a positive catalyst becomes apparent to the market.

INCOME FUND. The Adviser uses the following process to construct fixed income portfolios:

-    A maturity range is selected that meets the fund's overall risk parameters.

- Cash levels and maturity distributions are chosen to reflect current and expected interest rates. The fund's need for liquidity is also factored.

- When buying securities, careful attention is paid to factors such as options, prepayments, etc., that may adversely affect prices in different interest rate environments.

- Individual, non-government position sizes are limited to less than 10% of the value of the Fund.

- Bond types are varied to favor sectors expected to benefit from periodic changes in yield spreads.

                                  TRUST HISTORY

The Trust is a Delaware business trust organized under a Declaration of Trust dated September 8, 1999. The Trust was formerly organized as a Maryland corporation on September 22, 1987 under the name of William Blair Ready Reserves, Inc. (the "Company"). On April 30, 1991, a reorganization of the Company and Growth Industry Shares, Inc., a Maryland corporation, occurred such that Growth Industry Shares, Inc. was reorganized into a separate portfolio of the Company, now the Growth Fund, and the Fund changed its name to William Blair Mutual Funds, Inc. On December 15, 1999, the Company was reorganized into the Trust and changed its name to William Blair Funds. Presently, the Trust is offering shares of the eleven funds described in the prospectuses. The Board of Trustees of the Trust may, however, establish additional portfolios with different investment objectives, policies and restrictions in the future.

                        FINANCIAL INFORMATION OF THE FUND

The Trust's audited financial statements, including the notes thereto, contained in the Trust's annual reports to shareholders for the period ended December 31, 1999, are incorporated herein by reference. Additional copies of the reports to shareholders may be obtained without charge by writing or calling the Trust.

                                   APPENDIX A

                     DESCRIPTION OF MONEY MARKET INSTRUMENTS

The following information includes a description of certain money market instruments in which the Ready Reserves Fund portfolio may invest to the extent consistent with its investment objective.

UNITED STATES GOVERNMENT SECURITIES. These include marketable securities issued by the United States Treasury, which consist of bills, notes and bonds. Such securities are direct obligations of the United States government and are backed by the full faith and credit of the United States. They differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

GOVERNMENT AGENCY SECURITIES. These include debt securities issued by government-sponsored enterprises, federal agencies or instrumentalities and international institutions. Such securities are not direct obligations of the U.S. Treasury but involve some government sponsorship or guarantees. Different instruments have different degrees of government backing. For example, securities issued by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Student Loan Marketing Association are supported only by the credit of the agency that issued them. Thus, the Fund may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (including variable amount master demand notes), which refers to short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. In addition, some short-term paper, which can have a maturity exceeding nine months, is issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). The Ready Reserves Fund portfolio may invest in Section 4(2) paper with maturities of twelve months or less. Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis in accordance with a stated short-term interest rate benchmark. Since the interest rate of a variable amount master demand note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Fund values such a note in accordance with the amortized cost basis at the outstanding principal amount of the note.

Also included are nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become quite liquid, have considerably less market value fluctuations than longer term issues and are traded as money market securities.

BANK MONEY INSTRUMENTS. These include instruments such as certificates of deposit, time deposits and bankers' acceptances. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A time deposit is a non-negotiable deposit in a banking institution earning a specified interest rate over a given period of time. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

REPURCHASE AGREEMENTS. A repurchase agreement is an instrument under which the purchaser (e.g., a mutual fund) acquires ownership of an obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities will consist only of U.S. Government or government agency or instrumentality securities.

Repurchase agreements usually are for short periods, typically less than one week. Repurchase agreements are considered to be loans under the 1940 Act, with the security subject to repurchase, in effect, serving as "collateral" for the loan. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller because of bankruptcy or otherwise, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

                    APPENDIX B - RATINGS OF DEBT OBLIGATIONS

                            COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

"A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

"A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

"B" - Issue has only a speculative capacity for timely payment.

"C" - Issue has a doubtful capacity for payment.

"D" - Issue is in payment default. The "D" category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired when S & P believes such payments will be made during such grace period.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" - Issuer or related supporting institutions are considered to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

"Prime-3" - Issuer or related supporting institutions have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime"- Issuer does not fall within any of the Prime rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

"Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"Duff 3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"Duff 4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"Duff 5" - Issuer has failed to meet scheduled principal and/or interest payments.

Fitch short-term ratings apply generally to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

"F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

"F-2" - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

"F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

"F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

"D" - Securities are in actual or imminent payment default.

                        CORPORATE LONG-TERM DEBT RATINGS

The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

"AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment is extremely strong.

"AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC," and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend averages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

"AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

"A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

"BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

"B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

"CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

"CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

"C" - Bonds are in imminent default in payment of interest or principal.

"DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                               WILLIAM BLAIR FUNDS
                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

          (a)     Declaration of Trust dated September 3, 1999.(7)/

          (b)     By-laws.(7)/

          (c)     None.

          (d)     (i)      Form of Management Agreement dated May 1, 1996, as
                           amended. (3)/
                  (ii)     Form of Management Agreement dated December 23, 1996.
                           (2)/
                  (iii)    Form of Management Agreement dated April 30, 1998.
                           (4)/
                  (iv)     Form of Management Agreement (Amended and Restated)
                           dated December 15, 1999.(7)/
                  (v)      Form of Letter Agreement to Management Agreement
                           dated May 15, 2000. (9)

          (e)     (i)      Underwriting Agreement. (1)/
                  (ii)     Form of Distribution Agreement-- Class B and Class C.
                           (5)/
                  (iii)    Distribution Agreement -- Class N. (6)/

          (f)     None.

          (g)     (i)      Custodian Agreement. (6)/
                  (ii)     Delegation Agreement. (4)/

          (h)     (i)      Shareholder Services Agreement-- Class A, Class B and
                           Class C dated July 30, 1999.(7)/
                  (ii)     Expense Limitation Agreement for the Value Discovery
                           Fund dated September 30, 1999.(7)/
                           1)      Expense Limitation Agreement for the Value
                                   Discovery Fund dated February 15, 2000.(8)/
                  (iii)    Expense Limitation Agreement for the Emerging Markets
                           Growth Fund dated September 30, 1999.(7)/
                           1)      Expense Limitation Agreement for the Emerging
                                   Markets Growth Fund dated February 15, 2000.
                                   (8)/
                  (iv)     Expense Limitation Agreement for the Tax Managed
                           Growth Fund dated December 15, 1999.(7)/
                           1)      Expense Limitation Agreement for the Tax
                                   Managed Growth Fund dated February 15, 2000.
                                   (8)/
                  (v)      Expense Limitation Agreement for the Disciplined
                           Large Cap Fund dated December 15, 1999.(7)/
                           1)      Expense Limitation Agreement for the
                                   Disciplined Large Cap Fund dated February 15, 2000.(8)/
                  (vi)     Expense Limitation Agreement for the Small Cap Growth
                           Fund dated December 15, 1999.(7)/
                           1)      Expense Limitation Agreement for the Small
                                   Cap Growth Fund dated February 15, 2000.(8)/
                  (vii)    Expense Limitation Agreement for the Large Cap Growth
                           Fund dated December 15, 1999.(7)/
                           1)      Expense Limitation Agreement for the Large
                                   Cap Growth Fund dated February 15, 2000.(8)/

                  (viii) Expense Limitation Agreement for the Millennium Fund dated April 18, 2000.(9)/

          (i)     Opinion and Consent of Vedder, Price, Kaufman & Kammholz. *

          (j)     Consent of Ernst & Young LLP. *

          (k)     Not applicable.

          (l)     Subscription Agreement. (1)/

          (m)     (i)      Form of Distribution Plan-- Class B and Class C. (5)/
                  (ii)     Distribution Plan-- Class N. (6)/

          (n)     (i)      Form of Multi-Class Plan. (5)/
                  (ii)     Amended Multi-Class Plan. (6)/

          (o)     (i)      Powers of Attorney for each trustee except John P.
                           Kayser and Robert E. Wood II. (6)/
                  (ii)     Powers of Attorney for John P. Kayser and Robert E.
                           Wood II. (7)/

          (p)     Code of Ethics.(8)/

--------------
(1)/ Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A as filed on or about March 1, 1996.
(2)/ Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A as filed on or about November 5, 1996.
(3)/ Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A as filed on or about February 26, 1997.
(4)/ Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A as filed on or about February 27, 1998.
(5)/ Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A as filed on or about July 30, 1999.
(6)/ Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A as filed on or about September 29, 1999.
(7)/ Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A as filed on or about December 21, 1999.
(8)/ Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A as filed on or about April 28, 2000.

(9)/ Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A as filed on or about May 16, 2000.

*        Filed herewith.
**       To be filed by Amendment.

ITEM 24.        Persons Controlled by or Under Common Control with Registrant

                Not applicable.

ITEM 25.        Indemnification

               Section 5.2 of Article V of the Registrant's Declaration of Trust provides for indemnification of directors and officers under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

               The Investment Management Agreement between the Registrant and William Blair & Company, L.L.C. (the "Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Adviser, the Adviser shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.       Business and Other Connections of Investment Adviser

               Registrant's investment manager is William Blair & Company, L.L.C., a limited liability company. In addition to its services to Registrant as investment manager as set forth in Parts A and B of this Registration Statement on Form N-1A, William Blair & Company, L.L.C. is a registered broker-dealer and investment adviser and engages in investment banking.

               The principal occupations of the principals and primary officers of William Blair & Company, L.L.C. are their services as principals and officers of that Company. The address of William Blair & Company, L.L.C. and Registrant is 222 West Adams Street, Chicago, Illinois 60606.

               Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each principal of William Blair & Company, L.L.C. is, or at any time during the last two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee:


    NAME AND POSITION WITH               NAME OF COMPANY AND/OR
WILLIAM BLAIR & COMPANY, L.L.C.          PRINCIPAL BUSINESS                                       CAPACITY
-------------------------------          ------------------                                       --------
Michael P. Balkin,                       The New Providence Fund                                  General Partner
Principal                                William Blair Funds                                      Sr. Vice President

Rocky Barber,                            LaRabida Hospital Foundation                             Vice President of the
Principal                                                                                         Board of Directors
                                         Metropolitan Chicago YMCA                                Director
                                         Metropolitan Club                                        Board Member
                                         Stanford Business School                                 Member Advisory
                                                                                                  Council
                                         William Blair Funds                                      Chief Executive Officer

Bowen Blair,                             The Art Institute of Chicago                             Trustee
Senior Principal                         Chicago Historical Society                               Trustee
                                         Field Museum of Natural History                          Trustee

Edward McC. Blair, Sr.,                  The Art Institute of Chicago                             Life Trustee
Senior Principal                         College of the Atlantic                                  Board of Trustees
                                         Pullman Educational Foundation                           Life Trustee
                                         Rush Presbyterian-St. Luke's
                                         Medical Center                                           Life Trustee
                                         University of Chicago                                    Life Trustee

    NAME AND POSITION WITH               NAME OF COMPANY AND/OR
WILLIAM BLAIR & COMPANY, L.L.C.          PRINCIPAL BUSINESS                                       CAPACITY
-------------------------------          ------------------                                       --------
Edward McC. Blair, Jr.,                  Chicago Zoological Society                               Deputy Chairman
Principal                                Interluken Genetics                                      Director
                                         Research Medical, Inc.                                   Director
                                         University of Chicago Hospital                           Trustee

Kurt Beuchel,                            Social Security Fund of the Principality of              Member, Investment
Principal                                Liechtenstein                                            Advisory Board

George Busse,                            Busse Venture Associates                                 Partner
Principal                                George L. Busse & Co.                                    Director
                                         Mount Prospect National Bank                             Director

Ellen Carnahan,                          William Blair Capital Partners VI, LLC                   Managing Member
Principal                                William Blair Venture Partners, L.P.                     General Partner

David G. Chandler,                       Cypress Medical Products                                 Director
Principal                                DJ Pharma, Inc.                                          Director
                                         Electro Mechanical Solutions, Inc.                       Director
                                         Encore Paper Company                                     Director
                                         Engineered Materials Corp.                               Director
                                         Gibraltar Packaging Group                                Director
                                         Harmonic Systems, Inc.                                   Director
                                         Morton Grove Pharmaceuticals, Inc.                       Director
                                         PacWest Telecomm, Inc.                                   Director
                                         Pharma Research Corp.                                    Director
                                         Predelivery Service Corporation                          Director
                                         Sweetwater Sound, Inc.                                   Director

E. David Coolidge, III,                  Pittway Corporation                                      Director
Chief Executive Officer

John Draper,                             Black Knight Productions, Inc.                           Director
Principal

Francis C. Farwell,                      Lake Forest Bank & Trust                                 Director
Principal

Conrad Fischer,                          APM Limited Partnership                                  General Partner
Principal                                Chicago Child Care Society                               Trustee, Emeritus
                                                                                                  Investment Committee
                                         William Blair Funds                                      Chairman and Trustee

Thomas A. Fitzsimmons,                   Credit Acceptance Corporation                            Director
Principal

John Fordham,                            B.T. Alex Brown                                          Managing Director
Principal                                                                                         (resigned 4/98)

    NAME AND POSITION WITH               NAME OF COMPANY AND/OR
WILLIAM BLAIR & COMPANY, L.L.C.          PRINCIPAL BUSINESS                                       CAPACITY
-------------------------------          ------------------                                       --------
Mark A. Fuller, III,                     Fuller Investment Company                                President
Principal                                Fulsen Howney Partners                                   Partner
                                         Three Rio Grande, LLC                                    Principal
                                         William Blair Funds                                      Sr. Vice President

John K. Greene,                          Chicago Horticultural Society                            Trustee
Principal                                Children's Home & Aid Society                            Trustee
                                         of Illinois, Inc.
                                         Garden Conservatory                                      Trustee
                                         Hazelden                                                 Chairman, Illinois Board
                                                                                                  of Directors
                                         Vulcan Materials Co.                                     Director

W. George Greig,                         William Blair Funds                                      Sr. Vice President
Principal

James P. Hickey,                         Eagle Point Software                                     Director
Principal

Edgar D. Jannotta,                       AAR Corporation                                          Director
Senior Principal                         AON Corporation                                          Director
                                         Bandag, Incorporated                                     Director
                                         Molex, Incorporated                                      Director
                                         Oil-Dri Corporation of America                           Director
                                         Sloan Valve Company                                      Director
                                         Unicom Corporation                                       Director
                                         William Blair Capital Partners VI, LLC                   Managing Member
                                         William Blair Leveraged Capital Management, LP           Partner
                                         William Blair Capital Management, LP                     Partner

John F. Jostrand,                        William Blair Funds                                      Sr. Vice President
Principal

John P. Kayser,                          Chicago Stock Exchange                                   Board of Governors
Principal                                DuPage Children's Museum                                 Director
                                         King-Bruwaert House                                      Director
                                         William Blair Funds                                      Trustee

Richard P. Kiphart,                      Concord EFS, Inc.                                        Director
Principal                                Lyric Opera                                              Director
                                         McCormick Theological Seminary                           Board of Directors
                                         Merit Music Program                                      Director

Charles Kraft,                           Dalton, Greiner, Hartman, Maher, LP                      Limited Partner
Principal                                Spartan Holdings, LLC                                    President


Robert Lanphier, IV,                     Ag. Med, Inc.                                            Chairman
Principal

    NAME AND POSITION WITH               NAME OF COMPANY AND/OR
WILLIAM BLAIR & COMPANY, L.L.C.          PRINCIPAL BUSINESS                                       CAPACITY
-------------------------------          ------------------                                       --------
Gretchen S. Lash,                        William Blair Funds                                      Sr. Vice President
Principal

James McMullan,                          University of Mississippi Foundation                     Director
Principal

David W. Morrison,                       Bell Flavors & Fragrances, Inc.                          Director
Principal

Timothy M. Murray,                       Daisytek Int.                                            Director
Principal                                PFS Web, Inc.                                            Director
                                         Portland Food Products, Incorporated                     Director
                                         Towne Holdings, Inc.                                     Director
                                         William Blair Capital Partners, VI, LLC                  Managing Director
                                         William Blair Leveraged Capital Management               Partner

Bentley M. Myer,                         Delnor Community Hospital                                Director
Principal                                William Blair Funds                                      Sr. Vice President

David G. O'Neill,                        Elder Care Information Network                           Director
Principal                                Resume Link, Inc.                                        Director
                                         Svoboda, Collins & Co.                                   Investor/Advisor

Gregory J. Pusinelli,                    Steriltek, L.L.C.                                        Director
Principal                                William Blair Funds                                      Sr. Vice President

Philip W. Reitz,                         Fairway Drive Funding Corp.                              Director
Principal                                Worcester Co.                                            Director (resigned 7/99)
                                         XOLOX Corporation                                        Advisory Board Member

Michelle R. Seitz,                       William Blair Funds                                      Sr. Vice President
Principal

Neal L. Seltzer,                         Lake Shore Country Club                                  Director
Principal                                New Providence Fund, L.P.                                General Partner
                                         Scholarship and Guidance Foundation                      Director
                                         Serendipity Fund II, L.P.                                General Partner

William Semmer,                          Chicago Home and Garden Magazine                         Director
Principal

Ronald B. Stansell,                      AFO Limited Partnership                                  Limited Partner
Principal

Thomas H. Story,                         Security APL, Inc.                                       Member, Advisory
Principal                                                                                         Council

Mark Timmerman,                          DIY Home Warehouse, Incorporated                         Director
Principal                                Prophet 21, Incorporated                                 Director

    NAME AND POSITION WITH               NAME OF COMPANY AND/OR
WILLIAM BLAIR & COMPANY, L.L.C.          PRINCIPAL BUSINESS                                       CAPACITY
-------------------------------          ------------------                                       --------
Kathleen A. Wieland,                     Blue Egg Enterprises                                     President,
Principal                                D/B/A Robin's Bookshop                                   Co-Owner


ITEM 27.  Principal Underwriters

          (a)     Not applicable.

          (b) The main business address of each principal and officer of William Blair & Company, L.L.C., principal underwriter for Registrant, is 222 West Adams Street, Chicago, Illinois 60606. See Item 26 for information with respect to officers and principals of William Blair & Company, L.L.C.

          (c)     Not applicable.

ITEM 28.  Location of Accounts and Records

          All such accounts, books and other documents are maintained by the Registrant's officers at the offices of the Registrant and the offices of the Investment Adviser, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606. Shareholder account information and original shareholder correspondence is also available at the offices of the Transfer Agent and Dividend Paying Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

ITEM 29.  Management Services

          Not applicable.

ITEM 30.  Undertakings

          Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 15th day of June, 2000.

                                               WILLIAM BLAIR FUNDS


                                               By:  /s/ MARCO HANIG
                                                    ----------------------------
                                                        Marco Hanig, President

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 15th day of June, 2000.


SIGNATURE                                                  TITLE
---------                                                  -----
/s/J. GRANT BEADLE*                                        Trustee
---------------------------------------
J. Grant Beadle
/s/THEODORE A. BOSLER*                                     Trustee
---------------------------------------
Theodore A. Bosler
/s/CONRAD FISCHER*                                         Trustee (Chairman of the Board)
---------------------------------------
Conrad Fischer
/s/JOHN P. KAYSER*                                         Trustee
---------------------------------------
John P. Kayser
/s/ANN P. MCDERMOTT*                                       Trustee
---------------------------------------
Ann P. McDermott
/s/JOHN B. SCHWEMM*                                        Trustee
---------------------------------------
John B. Schwemm
/s/ROBERT E. WOOD II*                                      Trustee
---------------------------------------
Robert E. Wood II
/s/MARCO HANIG                                             President (Principal Executive Officer)
---------------------------------------
Marco Hanig
/s/TERENCE M. SULLIVAN                                     Treasurer (Principal Financial Officer,
---------------------------------------
Terence M. Sullivan                                        Principal Accounting Officer)

--------------
* Marco Hanig signs this document pursuant to powers of attorney previously filed.

                                 EXHIBIT INDEX


99.(i)  Opinion and Consent of Vedder, Price, Kaufman & Kammholz.

99.(j)  Consent of Ernst & Young LLP.